(registered trademark)
FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS


SEMIANNUAL REPORT
SEPTEMBER 30, 1995
FIMM-SANN-1195
4370
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 FIDELITY INSTITUTIONAL CASH PORTFOLIOS:

  TREASURY                                                        3

  TREASURY II                                                     8

  GOVERNMENT                                                      14

  DOMESTIC                                                        20

  MONEY MARKET                                                    28

 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT    38

 DAILY MONEY FUND:

  TREASURY ONLY                                                   52

NOTES TO THE FINANCIAL STATEMENTS                                 57

PROXY VOTING RESULTS:
 FIDELITY INSTITUTIONAL CASH PORTFOLIOS - TREASURY                63


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-843-3001 FOR A FREE PROSPECTUS. READ
IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY

INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 18.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES - 18.3%
1/31/96 5.71% $ 24,000,000 $ 23,854,090
1/31/96 5.90  10,000,000  9,933,432
2/15/96 5.84  11,000,000  11,071,434
2/15/96 5.88  3,000,000  2,984,607
2/15/96 6.18  20,000,000  19,877,468
2/15/96 6.21  23,000,000  22,859,104
2/29/96 5.60  9,000,000  8,958,307
4/15/96 5.51  13,000,000  13,245,457
4/30/96 5.58  27,000,000  27,278,250
4/30/96 5.63  28,000,000  27,953,625
4/30/96 5.65  26,000,000  25,955,239
TOTAL U.S. TREASURY OBLIGATIONS   193,971,013
MEDIUM-TERM NOTES (A) (B) - 1.2%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.)
10/15/95 5.81  13,304,623  13,304,623
REPURCHASE AGREEMENTS - 80.5%
 MATURITY
 AMOUNT
With Harris Government Securities, Inc.:
 At 6.47%, dated 9/29/95 due 10/2/95:
  U.S. Treasury Obligations
  (principal amount $235,604,000)
  11/15/09  $ 165,088,962  165,000,000
In a joint trading account
 (U.S. Treasury Obligations)
 dated 9/29/95, due 10/2/95
 (Notes 2 and 3):
  At 6.46%   412,221,685  412,000,000
  At 6.47%   161,747,225  161,660,000
  At 6.49%   114,822,031  114,760,000
TOTAL REPURCHASE AGREEMENTS   853,420,000
TOTAL INVESTMENTS - 100%  $ 1,060,695,636
Total Cost for Income Tax Purposes  $ 1,060,695,636


LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on the holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (as guarantor for
 K.A. Leasing, Ltd.) 2/25/94 $ 19,000,000
INCOME TAX INFORMATION
At March 31, 1995 the fund had a capital loss carryforward of approximately $512,000 of which $29,000, 109,000, $122,000, $95,000 and $157,000 will expire on March 31, 1996, 1997, 1999, 2002 and 2003, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995 (UNAUDITED)

1.ASSETS                                                                                    2.           3.

4.Investment in securities, at value (including repurchase agreements of $853,420,000) -    5.           $ 1,060,695,636
See accompanying schedule

6.Interest receivable                                                                       7.            3,721,935

8.Receivable from investment adviser for expense reductions                                 9.            43,809

10. 11.TOTAL ASSETS                                                                         12.           1,064,461,380

13.LIABILITIES                                                                              14.          15.

16.Share transactions in process                                                            $ 268,375    17.

18.Distributions payable                                                                     2,303,219   19.

20.Accrued management fee                                                                    178,026     21.

22.Other payables and accrued expenses                                                       97,035      23.

24. 25.TOTAL LIABILITIES                                                                    26.           2,846,655

27.28.NET ASSETS                                                                            29.          $ 1,061,614,725

30.Net Assets consist of:                                                                   31.          32.

33.Paid in capital                                                                          34.          $ 1,062,125,974

35.Accumulated net realized gain (loss) on investments                                      36.           (511,249)

37.38.NET ASSETS, for 1,062,118,386 shares outstanding                                      39.          $ 1,061,614,725

40.41.NET ASSET VALUE, offering price and redemption price per share                        42.           $1.00
($1,061,614,725 (divided by) 1,062,118,386 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

43.44.INTEREST INCOME                                         45.           $ 32,525,239

46.EXPENSES                                                   47.           48.

49.Management fee                                             $ 1,084,491   50.

51.Transfer agent fees                                         67,627       52.

53.Accounting fees and expenses                                68,816       54.

55.Custodian fees and expenses                                 15,434       56.

57.Registration fees                                           44,485       58.

59.Audit                                                       15,457       60.


61.Legal                                                       3,344        62.


63.Reports to shareholders                                     3,990        64.

65.Miscellaneous                                               2,204        66.

67. Total expenses before reductions                           1,305,848    68.

69. Expense reductions                                         (277,978)     1,027,870

70.71.NET INTEREST INCOME                                     72.            31,497,369

73.74.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    75.           $ 31,497,369


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS          YEAR
                                                                                      ENDED               ENDED
                                                                                      SEPTEMBER 30, 199   MARCH 31,
                                                                                      5                   1995
                                                                                      (UNAUDITED)

76.INCREASE (DECREASE) IN NET ASSETS

77.Operations                                                                         $ 31,497,369        $ 61,187,012
Net interest income

78. Net realized gain (loss)                                                           -                   (156,575)

79. 80.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 31,497,369          61,030,437

81.Distributions to shareholders from net interest income                              (31,497,369)        (61,187,012)

82.Share transactions at net asset value of $1.00 per share                            2,713,012,671       6,383,701,214
Proceeds from sales of shares

83. Reinvestment of distributions from net interest income                             16,784,127          34,822,237

84. Cost of shares redeemed                                                            (2,865,903,540)     (6,832,522,666)

85.86.                                                                                 (136,106,742)       (413,999,215)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

87.  88.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (136,106,742)       (414,155,790)

89.NET ASSETS                                                                         90.                 91.

92. Beginning of period                                                                1,197,721,467       1,611,877,257

93. End of period                                                                     $ 1,061,614,725     $ 1,197,721,467


FINANCIAL HIGHLIGHTS



                                    SIX MONTHS      YEARS ENDED MARCH 31,
                                    ENDED
                                    SEPTEMBER 30,
                                    1995

                                   (UNAUDITED)     1995                    1994          1993          1992          1991

94.SELECTED PER-SHARE DATA

95.Net asset value, beginning
of period                           $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

96.Income from Investment
Operations                          .029            .047                    .030          .035          .053          .076
Net interest income

97.Less Distributions               (.029)          (.047)                  (.030)        (.035)        (.053)        (.076)
From net interest income

98.Net asset value, end
of period                          $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

99.TOTAL RETURN B                    2.95%           4.79%                   3.08%         3.51%         5.48%         7.89%

100.RATIOS AND SUPPLEMENTAL DATA

101.Net assets, end of period
(000 omitted)                      $ 1,061,615     $ 1,197,721             $ 1,611,877   $ 2,036,806   $ 2,629,072   $ 1,782,957

102.Ratio of expenses to average
net                                .19%            .18%                    .18%          .18%          .18%          .18%
assets                             A

103.Ratio of expenses to average
net                                .24%            .24%                    .23%          .23%          .25%          .24%
assets                             A
before expense reductions

104.Ratio of net interest
income to average                  5.81%           4.63%                   3.03%         3.46%         5.29%         7.57%
                                   A
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY II

INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 16.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES
1/31/96 5.71% $ 143,000,000 $ 142,130,617
1/31/96 5.90  45,000,000  44,700,446
2/15/96 5.49  36,000,000  35,862,152
2/15/96 5.83  42,000,000  42,273,307
2/15/96 5.88  18,000,000  17,907,640
2/15/96 6.18  90,000,000  89,448,604
2/15/96 6.21  120,000,000  119,264,891
2/29/96 5.60  43,000,000  42,800,800
4/15/96 5.51  61,000,000  62,151,758
4/30/96 5.58  96,000,000  96,989,333
4/30/96 5.63  127,000,000  126,789,656
4/30/96 5.65  121,000,000  120,791,692
TOTAL U.S. TREASURY OBLIGATIONS   941,110,896
REPURCHASE AGREEMENTS - 83.7%
 MATURITY
 AMOUNT
With Daiwa Securities Co., Ltd.:
 At 6.48%, dated 9/29/95 due 10/2/95:
  U.S. Treasury Obligations
  (principal amount $122,400,463 )
  0% to 9.25%
 10/12/95 to 2/15/23  $ 120,064,800  120,000,000
With Donaldson, Lufkin & Jenrette Securities Corp.:
 At 6.50%, dated 9/29/95 due 10/2/95:
  U.S. Treasury Obligations
  (principal amount $112,20,316 )
  7.875% to 9.125%
 4/15/98 to 5/15/99   110,059,583  110,000,000
With Goldman Sachs & Co.:
 At 6.48%, dated 9/29/95 due 10/2/95:
  U.S. Treasury Obligations
  (principal amount $116,687,597 )
  6.25% to 7.25%
 2/15/03 to 5/15/04   114,460,775  114,399,000
With Morgan Stanley & Co., Inc.:
 At 6.50%, dated 9/29/95 due 10/2/95:
  U.S. Treasury Obligations
  (principal amount $15,501,204 )
  4.375% to 14%
 8/15/96 to 11/15/11   15,008,125  15,000,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY VALUE
 AMOUNT (NOTE 1)
With Nomura Securities International, Inc.:
 At 6.50%, dated 9/29/95 due 10/2/95:
  U.S. Treasury Obligations
  (principal amount  $102,000,531)
  0% to 9.25%
 7/25/96 to 2/15/01  $ 100,054,167 $ 100,000,000
With Shearson Lehman Government Securities:
 At 6.45%, dated 9/29/95 due 10/2/95:
  U.S. Treasury Obligations
  (principal amount $122,400,280 )
  6.25% to 7.50%
 8/15/23 to 11/15/24   120,064,500  120,000,000
In a joint trading account
 (U.S. Treasury Obligations)
 dated 9/29/95, due 10/2/95
 (Notes 2 and 3):
  At 6.47%   306,774,433  306,609,000
  At 6.47%   3,961,133,891  3,959,000,000
TOTAL REPURCHASE AGREEMENTS   4,845,008,000
TOTAL INVESTMENTS - 100%  $ 5,786,118,896
Total Cost for Income Tax Purposes  $ 5,786,118,896

INCOME TAX INFORMATION
At March 31, 1995, the fund had a capital loss carryforward of approximately $603,000 of which $21,000, $214,000 and $368,000 will expire on March 31, 1999, 2002 and 2003, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995 (UNAUDITED)

105.ASSETS                                                                                      106.          107.

108.Investment in securities, at value (including repurchase agreements of $4,845,008,000) -    109.          $ 5,786,118,896
See accompanying schedule

110.Interest receivable                                                                         111.           16,567,141

112.Receivable from investment adviser for expense reductions                                   113.           168,000

114. 115.TOTAL ASSETS                                                                           116.           5,802,854,037

117.LIABILITIES                                                                                 118.          119.

120.Payable to custodian bank                                                                   $ 17,430      121.

122.Share transactions in process                                                                522,152      123.

124.Distributions payable                                                                        18,069,037   125.

126.Accrued management fee                                                                       921,723      127.

128.Other payables and accrued expenses                                                          523,385      129.

130. 131.TOTAL LIABILITIES                                                                      132.           20,053,727

133.134.NET ASSETS                                                                              135.          $ 5,782,800,310

136.Net Assets consist of:                                                                      137.          138.

139.Paid in capital                                                                             140.          $ 5,783,401,767

141.Accumulated net realized gain (loss) on investments                                         142.           (601,457)

143.144.NET ASSETS                                                                              145.          $ 5,782,800,310

146.CLASS A:                                                                                    148.           $1.00
147.NET ASSET VALUE, offering price and redemption price per share
 ($4,848,890,453 (divided by) 4,849,279,879 shares)

149.CLASS B:                                                                                    151.           $1.00
150.NET ASSET VALUE, offering price and redemption price per share
 ($933,909,857 (divided by) 933,984,863 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

152.153.INTEREST INCOME                                         154.           $ 158,853,849

155.EXPENSES                                                    156.           157.

158.Management fee                                              $ 5,293,022    159.

160.Transfer agent fees                                          616,121       161.
Class A

162. Class B                                                     71,114        163.

164.Distribution fees - Class B                                  802,056       165.

166.Accounting fees and expenses                                 223,536       167.

168.Non-interested trustees' compensation                        883           169.

170.Custodian fees and expenses                                  38,907        171.

172.Registration fees - Class B                                  87,556        173.

174.Audit                                                        48,209        175.


176.Legal                                                        12,330        177.


178.Reports to shareholders                                      448           179.

180.Miscellaneous                                                7,950         181.

182. Total expenses before reductions                            7,202,132     183.

184. Expense reductions                                          (1,359,131)    5,843,001

185.186.NET INTEREST INCOME                                     187.            153,010,848

188.189.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 190.            1,032


191.192.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    193.           $ 153,011,880


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS          YEAR
                                                                                          ENDED               ENDED
                                                                                          SEPTEMBER 30, 199   MARCH 31,
                                                                                          5                   1995
                                                                                          (UNAUDITED)

194.INCREASE (DECREASE) IN NET ASSETS

195.Operations                                                                            $ 153,010,848       $ 204,544,686
Net interest income

196. Net realized gain (loss)                                                              1,032               (367,507)

197.                                                                                       153,011,880         204,177,179
198.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

199.Distributions to shareholders from:
Net interest income

200.                                                                                       (137,883,140)       (198,121,404)
Class A

201.                                                                                       (15,127,708)        (6,423,282)
Class B

202.Share transactions - net increase (decrease) at net asset value of $1.00 per share     509,029,861         717,043,407

203.                                                                                       509,030,893         716,675,900
204.TOTAL INCREASE (DECREASE) IN NET ASSETS

205.NET ASSETS                                                                            206.                207.

208. Beginning of period                                                                   5,273,769,417       4,557,093,517

209. End of period                                                                        $ 5,782,800,310     $ 5,273,769,417


FINANCIAL HIGHLIGHTS - CLASS A



                                    SIX MONTHS      YEARS ENDED MARCH 31,
                                    ENDED
                                    SEPTEMBER 30,
                                    1995

                                    (UNAUDITED)     1995                    1994          1993          1992          1991

210.SELECTED PER-SHARE DATA

211.Net asset value, beginning of
period                              $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

212.Income from Investment
Operations

213. Net interest income             .029            .047                    .030          .034          .053          .076

214.Less Distributions

215. From net interest income        (.029)          (.047)                  (.030)        (.034)        (.053)        (.076)

216.Net asset value, end of period  $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

217.TOTAL RETURN B                   2.94%           4.78                    3.06          3.46          5.41          7.87
                                                    %                       %             %             %             %

218.RATIOS AND SUPPLEMENTAL DATA

219.Net assets, end of period
(000 omitted)                     $ 4,848,890     $ 4,688,198             $ 4,551,918   $ 5,589,663   $ 5,476,852   $ 3,281,686

220.Ratio of expenses to average
net assets                        .19%            .18                     .18           .18           .18           .18
                                   A               %                       %             %             %             %

221.Ratio of expenses to average
net assets                        .24%            .25                     .24           .23           .25           .25
before expense reductions         A               %                       %             %             %             %

222.Ratio of net interest
income to average                 5.81%           4.71                    3.01          3.38          5.12          7.50
net assets                        A               %                       %             %             %             %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FINANCIAL HIGHLIGHTS - CLASS B

                                                                         SIX MONTHS      YEAR        OCTOBER 22, 1993
                                                                         ENDED           ENDED       (COMMENCEMENT
                                                                         SEPTEMBER 30,   MARCH 31,   OF OPERATIONS) TO
                                                                         1995                        MARCH 31,

                                                                         (UNAUDITED)     1995        1994

223.SELECTED PER-SHARE DATA

224.Net asset value, beginning of period                                 $ 1.000         $ 1.000                         $ 1.000

225.Income from Investment Operations

226. Net interest income                                                  .028            .044                            .012

227.Less Distributions

228. From net interest income                                             (.028)          (.044)                          (.012)

229.Net asset value, end of period                                       $ 1.000         $ 1.000                         $ 1.000

230.TOTAL RETURN B                                                        2.79%           4.45                            1.21%
                                                                                         %

231.RATIOS AND SUPPLEMENTAL DATA

232.Net assets, end of period (000 omitted)                              $ 933,910       $ 585,571                       $ 5,175

233.Ratio of expenses to average net assets                               .49%            .50                             .50%
                                                                         A               %                               A

234.Ratio of expenses to average net assets before expense reductions     .56%            .81                             .56%
                                                                         A               %                               A

235.Ratio of net interest income to average net assets                    5.51%           4.91                            2.69%
                                                                         A               %                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT

INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 50.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 5.0%
10/2/95 5.87% (a) $ 82,000,000 $ 81,963,524
10/2/95 6.01 (a)  94,000,000  93,898,502
11/14/95 5.75  5,000,000  5,003,709
   180,865,735
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 11.0%
10/20/95 5.61  50,000,000  49,950,635
10/24/95 5.61  102,000,000  101,900,285
10/2/95 5.77  88,000,000  87,999,532
10/2/95 5.80  93,000,000  92,931,655
10/2/95 6.07  70,000,000  69,987,410
   402,769,517
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 0.5%
11/6/95 5.71  7,979,000  7,933,998
11/9/95 5.72  3,979,000  3,954,689
11/16/95 5.72  7,391,000  7,337,735
   19,226,422
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 13.2%
10/2/95 5.79 (a)  45,000,000  45,000,000
10/2/95 6.30 (a)  190,000,000  190,000,000
10/4/95 5.81 (a) (c)  113,000,000  113,000,000
11/14/95 5.75  47,000,000  47,024,409
3/15/96 5.60  44,000,000  44,000,000
3/15/96 5.70  22,000,000  22,085,580
6/10/96 5.65  21,765,000  21,754,923
   482,864,912
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 15.7%
10/6/95 5.84  46,000,000  45,963,264
10/10/95 6.17  82,000,000  65,901,330
10/20/95 6.08  105,000,000  104,673,042
11/2/95 6.12  84,000,000  83,557,227
11/8/95 5.72  8,405,000  8,354,962
11/13/95 5.72  15,000,000  14,898,950
11/15/95 5.69  28,040,000  27,843,369
11/15/95 5.72  19,650,000  19,511,467
11/17/95 5.71  32,885,000  32,643,286
11/21/95 5.73  10,000,000  9,920,100
2/1/96 5.69  28,000,000  27,473,833
2/21/96 5.76  42,000,000  41,067,401
3/15/96 5.71  94,000,000  91,624,725
   573,432,956
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 4.7%
10/3/95 5.51  170,000,000  170,000,000
TENNESSEE VALLEY AUTHORITY - DISCOUNT NOTES - 0.5%
3/4/96 5.68  17,500,000  17,394,468
TOTAL FEDERAL AGENCIES   1,846,554,010
U.S. TREASURY OBLIGATIONS - 6.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES
4/30/96 5.58% $ 63,000,000 $ 63,649,250
4/30/96 5.59  126,000,000  127,284,232
4/30/96 5.61  50,000,000  50,507,896
TOTAL U.S. TREASURY OBLIGATIONS   241,441,378
MEDIUM-TERM NOTES (A) (B) - 0.8%
Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.)
10/15/95 5.77  30,253,698  30,253,698
REPURCHASE AGREEMENTS - 42.0%
 MATURITY
 AMOUNT
In a joint trading account
 (Notes 2 and 3):
 (U.S. Treasury Obligations)
 dated 9/29/95, due 10/2/95
  At 6.49%  $ 268,362,979  268,218,000
 (U.S. Government Obligations)
 dated 9/29/95, due 10/2/95
  At 6.59%  1,265,252,198  1,264,558,000
TOTAL REPURCHASE AGREEMENTS   1,532,776,000
TOTAL INVESTMENTS - 100%  $ 3,651,025,086
Total Cost for Income Tax Purposes  $ 3,651,025,086
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on the holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (as guarantor for
 K.A. Leasing, Ltd.) 2/25/94 $ 31,783,929
(c) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At March 31, 1995, the fund had a capital loss carryforward of approximately $1,028,000 of which $40,000, $243,000 and $745,000 will expire on March, 31, 2001, 2002 and 2003, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995 (UNAUDITED)

236.ASSETS                                                                                      237.           238.

239.Investment in securities, at value (including repurchase agreements of $1,532,776,000) -    240.           $ 3,651,025,086
See accompanying schedule

241.Interest receivable                                                                         242.            17,741,014

243.Receivable from investment adviser for expense reductions                                   244.            151,544

245. 246.TOTAL ASSETS                                                                           247.            3,668,917,644

248.LIABILITIES                                                                                 249.           250.

251.Payable for investments purchased                                                                          252.

253. Regular delivery                                                                           $ 22,154,874   254.

255. Delayed delivery                                                                            113,000,000   256.

257.Distributions payable                                                                        9,075,613     258.

259.Accrued management fee                                                                       565,872       260.

261.Other payables and accrued expenses                                                          273,347       262.

263. 264.TOTAL LIABILITIES                                                                      265.            145,069,706

266.267.NET ASSETS                                                                              268.           $ 3,523,847,938

269.Net Assets consist of:                                                                      270.           271.

272.Paid in capital                                                                             273.           $ 3,524,887,704

274.Accumulated net realized gain (loss) on investments                                         275.            (1,039,766)

276.277.NET ASSETS                                                                              278.           $ 3,523,847,938

279.CLASS A:                                                                                    281.            $1.00
280.NET ASSET VALUE, offering price and redemption price per share
 ($3,474,689,655 (divided by) 3,475,218,506 shares)

282.CLASS B:                                                                                    284.            $1.00
283.NET ASSET VALUE, offering price and redemption price per share
 ($49,158,283 (divided by) 49,165,766 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

285.286.INTEREST INCOME                                         287.          $ 105,060,804

288.EXPENSES                                                    289.          290.

291.Management fee                                              $ 3,469,109   292.

293.Transfer agent fees                                          427,997      294.
Class A

295. Class B                                                     8,196        296.

297.Distribution fees - Class B                                  52,709       298.

299.Accounting fees and expenses                                 155,156      300.

301.Non-interested trustees' compensation                        13,905       302.

303.Custodian fees and expenses                                  19,700       304.

305.Registration fees - Class A                                  26,213       306.

307.Registration fees - Class B                                  43,262       308.

309.Audit                                                        37,732       310.


311.Legal                                                        9,457        312.


313.Miscellaneous                                                6,643        314.

315. Total expenses before reductions                            4,270,079    316.

317. Expense reductions                                          (918,501)     3,351,578

318.319.NET INTEREST INCOME                                     320.           101,709,226

321.322.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 323.           (11,398)


324.325.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    326.          $ 101,697,828


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS          YEAR
                                                                                          ENDED               ENDED
                                                                                          SEPTEMBER 30, 199   MARCH 31,
                                                                                          5                   1995
                                                                                          (UNAUDITED)

327.INCREASE (DECREASE) IN NET ASSETS

328.Operations                                                                            $ 101,709,226       $ 159,242,973
Net interest income

329. Net realized gain (loss)                                                              (11,398)            (745,189)

330.                                                                                       101,697,828         158,497,784
331.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

332.Distributions to shareholders from:
Net interest income

333.                                                                                       (100,290,365)       (158,291,994)
Class A

334.                                                                                       (1,418,861)         (950,979)
Class B

335.Share transactions - net increase (decrease) at net asset value of $1.00 per share     162,278,169         (402,217,854)

336.                                                                                       162,266,771         (402,963,043)
337.TOTAL INCREASE (DECREASE) IN NET ASSETS

338.NET ASSETS                                                                            339.                340.

341. Beginning of period                                                                   3,361,581,167       3,764,544,210

342. End of period                                                                        $ 3,523,847,938     $ 3,361,581,167


FINANCIAL HIGHLIGHTS - CLASS A



                                    SIX MONTHS      YEARS ENDED MARCH 31,
                                    ENDED
                                    SEPTEMBER 30,
                                    1995

                                   (UNAUDITED)     1995                    1994          1993          1992          1991

343.SELECTED PER-SHARE DATA

344.Net asset value, beginning
of period                          $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

345.Income from Investment
Operations

346. Net interest income            .029            .048                    .031          .035          .054          .077

347.Less Distributions

348. From net interest income       (.029)          (.048)                  (.031)        (.035)        (.054)        (.077)

349.Net asset value, end of period  $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

350.TOTAL RETURN B                   2.97%           4.86                    3.13          3.56          5.55          7.94
                                                  %                       %             %             %             %

351.RATIOS AND SUPPLEMENTAL DATA

352.Net assets, end of period
(000 omitted)                       $ 3,474,690     $ 3,321,066             $ 3,764,544   $ 5,686,166   $ 4,603,781   $ 3,613,838

353.Ratio of expenses to average
net assets                          .19%            .18                     .18           .18           .18           .18
                                    A               %                       %             %             %             %

354.Ratio of expenses to average
net assets                          .24%            .24                     .24           .24           .25           .25
before expense reductions           A               %                       %             %             %             %

355.Ratio of net interest income
to average                           5.86%           4.77                    3.07          3.50          5.33          7.62
net assets                          A               %                       %             %             %             %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FINANCIAL HIGHLIGHTS - CLASS B

                                                                         SIX MONTHS      APRIL 4, 1994
                                                                         ENDED           (COMMENCEME
                                                                         SEPTEMBER 30,   NT
                                                                         1995            OF OPERATIONS) T
                                                                                         O
                                                                                         MARCH 31,

                                                                         (UNAUDITED)     1995

356.SELECTED PER-SHARE DATA

357.Net asset value, beginning of period                                 $ 1.000         $ 1.000

358.Income from Investment Operations

359. Net interest income                                                  .028            .045

360.Less Distributions

361. From net interest income                                             (.028)          (.045)

362.Net asset value, end of period                                       $ 1.000         $ 1.000

363.TOTAL RETURN B                                                        2.84%           4.57%

364.RATIOS AND SUPPLEMENTAL DATA

365.Net assets, end of period (000 omitted)                              $ 49,158        $ 40,516

366.Ratio of expenses to average net assets                               .44%            .43%A
                                                                         A

367.Ratio of expenses to average net assets before expense reductions     .71%            .66%A
                                                                         A

368.Ratio of net interest income to average net assets                    6.72%           5.13%A
                                                                         A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC

INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 3.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Chemical Bank
10/5/95 6.34% $ 1,028,100 $ 1,027,396
11/15/95 5.78  1,400,000  1,390,025
11/20/95 5.78  5,229,260  5,187,862
12/6/95 5.79  250,000  247,406
12/20/95 5.80  250,000  246,856
2/7/96 5.94  274,515  268,829
3/1/96 5.83  5,720,281  5,583,337
3/26/96 5.72  1,721,522  1,673,380
CoreStates Bank of Delaware, N.A.
11/6/95 5.92  2,300,000  2,286,729
11/14/95 5.93  1,100,000  1,092,243
NationsBank Corp.
10/2/95 5.76  2,500,000  2,499,603
Republic New York Corp.
11/13/95 5.70  3,000,000  2,979,933
3/7/96 5.70  5,100,000  4,975,773
TOTAL BANKERS' ACCEPTANCES   29,459,372
CERTIFICATES OF DEPOSIT - 0.6%

Old Kent Bank & Trust Co.
10/31/95 6.20  5,000,000  5,000,000
COMMERCIAL PAPER - 52.6%

AVCO Financial Services, Inc.
12/18/95 5.76  10,000,000  9,877,150
American Home Food Products, Inc.
11/3/95 5.81  4,500,000  4,476,281
American Home Products
11/15/95 5.81  10,000,000  9,928,125
American Telephone & Telegraph Co.
10/30/95 5.96  19,000,000  18,911,075
11/30/95 5.72  15,000,000  14,859,750
12/8/95 5.72  10,000,000  9,894,600
Associates Corp. of North America
12/4/95 5.77  5,000,000  4,949,422
Banc One Corp.
10/18/95 5.73  4,000,000  3,989,328
Bear Stearns Cos., Inc.
10/5/95 5.78  10,000,000  9,993,633
CIESCO, L.P.
10/20/95 5.73  7,200,000  7,178,530
10/27/95 5.74  15,000,000  14,938,792
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CIT Group Holdings, Inc.
10/2/95 5.90% (a) $ 10,000,000 $ 9,991,441
11/20/95 5.77  6,000,000  5,952,500
Chrysler Financial Corporation
10/16/95 5.85  5,000,000  4,987,875
10/26/95 5.89  4,000,000  3,983,833
11/6/95 5.85  3,000,000  2,982,645
11/13/95 5.87  2,000,000  1,986,145
11/13/95 5.94  2,000,000  1,986,025
Commercial Credit Co.
11/16/95 5.72  10,000,000  9,927,550
CoreStates Capital Corp.
10/6/95 5.83 (a)  15,000,000  15,000,000
10/15/95 5.83 (a)  2,000,000  2,000,000
Corporate Asset Funding Co., Inc.
10/11/95 5.78  5,000,000  4,992,083
11/2/95 5.77  10,000,000  9,949,334
11/10/95 5.71  10,000,000  9,937,000
du Pont (E.I.) de Nemours & Co.
12/5/95 5.72  10,000,000  9,898,167
Enterprise Funding Corp.
11/2/95 5.88  7,057,000  7,020,304
Fleet Funding Corporation
10/3/95 5.87  1,981,000  1,980,356
Ford Motor Credit Corp.
10/12/95 5.76  10,000,000  9,982,584
10/16/95 5.75  5,000,000  4,988,187
10/26/95 5.86  5,000,000  4,980,139
11/1/95 6.09  5,000,000  4,974,511
GTE Corp.
10/4/95 5.86  4,885,000  4,882,618
General Electric Capital Corp.
10/3/95 5.76  10,000,000  9,996,834
10/4/95 5.76  10,000,000  9,995,250
11/7/95 5.78  10,000,000  9,941,211
12/20/95 5.80  2,000,000  1,974,578
General Motors Acceptance Corp.
10/30/95 5.84  10,000,000  9,953,600
11/21/95 5.89  5,000,000  4,958,916
11/22/95 5.89  5,000,000  4,958,111
Goldman Sachs Group, L.P. (The)
12/19/95 5.74  5,000,000  4,938,007
Hewlett-Packard Co.
10/10/95 5.72  17,000,000  16,976,000
Morgan (J.P.) & Co.
12/20/95 5.73  10,000,000  9,875,778
Morgan Stanley Group, Inc.
12/14/95 5.76  5,000,000  4,941,622
5/16/96 5.95  5,000,000  4,819,595
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NationsBank Corp.
10/17/95 5.72% $ 7,000,000 $ 6,982,453
New Center Asset Trust
11/8/95 5.84  10,000,000  9,938,778
PHH Corp.
10/2/95 5.88 (a)  6,000,000  5,999,400
10/23/95 5.81 (a)  3,000,000  2,998,964
Pepsico
10/31/95 5.74  1,000,000  995,291
Pitney Bowes Inc.
10/5/95 5.75  8,000,000  7,994,933
Preferred Receivables Funding Corp.
11/1/95 5.80  32,000,000  31,841,004
11/29/95 5.77  10,000,000  9,906,419
Prudential Funding Corp.
11/15/95 5.78  22,000,000  21,843,525
Sears Roebuck Acceptance Corp.
10/25/95 5.80  5,000,000  4,980,833
Transamerica Finance Corp.
11/8/95 5.75  10,000,000  9,939,834
USAA Capital Corp.
11/14/95 5.71  5,000,000  4,965,472
Whirlpool Corp.
10/6/95 5.81  3,000,000  2,997,596
TOTAL COMMERCIAL PAPER   456,093,987
FEDERAL AGENCIES - 8.9%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (a) - 0.6%
10/20/95 5.71   5,000,000  4,995,063
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 2.3% 11/15/95 5.73 10,000,000 9,929,375
2/9/96 5.64  9,875,000  9,677,363
   19,606,738
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS  (a)- 1.1%
10/15/95 5.78   10,000,000  9,994,416
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 3.7% 10/27/95 5.69 25,000,000 24,898,889
3/6/96 5.64  2,105,000  2,054,601
3/13/96 5.62  5,000,000  4,875,634
   31,829,124
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (a)- 1.2% 10/3/95 5.51 10,000,000 10,000,000
TOTAL FEDERAL AGENCIES   76,425,341
BANK NOTES - 17.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of America - Illinois
10/19/95 5.76% $ 5,000,000 $ 5,000,000
Bank of America National Trust & Savings Assoc.
10/2/95 5.81 (a)  5,000,000  4,997,080
10/20/95 5.75  15,000,000  14,999,993
10/27/95 5.76  5,000,000  4,999,960
Boatmen's First National Bank of Kansas City
10/2/95 5.84 (a)  6,000,000  6,000,000
Boatmen's National Bank of St. Louis
10/15/95 5.86 (a)  7,000,000  6,999,056
Comerica Bank - Detroit
10/3/95 5.46 (a)  1,300,000  1,299,822
12/1/95 5.80 (a)  5,000,000  4,996,300
Fifth Third Bank - Cincinnati
10/27/95 6.07  10,000,000  10,000,880
First Bank N.A. - Minnesota
10/6/95 5.82  10,000,000  9,999,972
10/10/95 5.78  16,000,000  15,999,921
First Union National Bank of North Carolina
10/31/95 6.24  5,000,000  5,000,000
11/13/95 5.75  5,000,000  5,000,000
Harris Trust & Savings Bank, Chicago
10/31/95 5.73  5,000,000  5,000,000
Household Bank, N.A.
11/15/95 5.78  5,000,000  5,000,000
Huntington National Bank
11/2/95 6.26  10,000,000  9,999,905
NBD Bank, N.A.
1/31/96 5.73  5,000,000  4,971,117
NationsBank of Georgia
10/27/95 6.25  10,000,000  10,000,000
11/20/95 6.08  10,000,000  10,000,000
Wachovia Bank of North Carolina, N.A.
10/31/95 5.75  10,000,000  9,999,812
TOTAL BANK NOTES   150,263,818
MASTER NOTES (A) - 2.5%

J.P. Morgan Securities
10/2/95 6.70  12,000,000  12,000,000
Morgan Stanley Group, Inc.
10/2/95 5.88  4,000,000  4,000,000
Norwest Corp.
10/2/95 5.90  6,000,000  6,000,000
TOTAL MASTER NOTES   22,000,000
MEDIUM-TERM NOTES (A) - 4.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Beneficial Corp.
9/27/96 5.84% $ 6,000,000 $ 5,997,124
General Motors Acceptance Corp.
11/7/95 5.95 (a)  6,000,000  6,000,000
Goldman Sachs Group, L.P. (The) (b)
12/15/95 5.74  7,500,000  7,500,000
3/1/96 5.88  8,000,000  8,000,000
John Deere Capital Corp.
10/18/95 5.80  3,000,000  3,000,000
Norwest Corp.
12/10/95 5.88  7,000,000  7,000,000
TOTAL MEDIUM-TERM NOTES   37,497,124
SHORT-TERM NOTES (A) (C)- 3.6%

CSA Funding - C
10/6/95 5.83  10,000,000  10,000,000
SMM Trust Company (1994-D)
10/27/95 5.90  2,000,000  2,000,000
SMM Trust Company (1995-B)
10/2/95 5.90  2,000,000  2,000,000
SMM Trust Company (1995-I)
10/18/95 5.92  2,000,000  1,999,617
SMM Trust Company (1995-J)
10/15/95 5.86  15,000,000  15,000,000
TOTAL SHORT-TERM NOTES   30,999,617
REPURCHASE AGREEMENTS - 6.8%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 9/29/95, due 10/2/95:
  At 6.49%  $ 59,348,062  59,316,000
TOTAL INVESTMENTS - 100%  $ 867,055,259
Total Cost for Income Tax Purposes  $ 867,055,259

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,500,000 or 1.8% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - C 10/28/93 $ 10,000,000
SMM Trust Company:
 (1994-D) 10/28/94 $ 2,000,000
 (1995-B) 8/4/95 $ 2,000,000
 (1995-I) 5/25/95 $ 1,999,421
 (1995-J) 5/16/95 $ 16,000,000
INCOME TAX INFORMATION
At March 31, 1995, the fund had a capital loss carryforward of approximately $98,000 of which $49,000 and $49,000 will expire on March 31, 2001 and 2003, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995 (UNAUDITED)

369.ASSETS                                                                                   370.          371.

372.Investment in securities, at value (including repurchase agreements of $59,316,000) -    373.          $ 867,055,259
See accompanying schedule

374.Cash                                                                                     375.           11,500


376.Interest receivable                                                                      377.           2,584,605

378.Receivable from investment adviser for expense reductions                                379.           53,452

380. 381.TOTAL ASSETS                                                                        382.           869,704,816

383.LIABILITIES                                                                              384.          385.

386.Payable for investments purchased                                                        $ 1,673,380   387.

388.Share transactions in process                                                             3,106,203    389.

390.Distributions payable                                                                     2,449,199    391.

392.Accrued management fee                                                                    139,981      393.

394.Other payables and accrued expenses                                                       89,415       395.

396. 397.TOTAL LIABILITIES                                                                   398.           7,458,178

399.400.NET ASSETS                                                                           401.          $ 862,246,638

402.Net Assets consist of:                                                                   403.          404.

405.Paid in capital                                                                          406.          $ 862,340,834

407.Accumulated net realized gain (loss) on investments                                      408.           (94,196)

409.410.NET ASSETS                                                                           411.          $ 862,246,638

412.CLASS A:                                                                                 414.           $1.00
413.NET ASSET VALUE, offering price and redemption price per share
 ($820,625,748 (divided by) 820,700,520 shares)

415.CLASS B:                                                                                 417.           $1.00
416.NET ASSET VALUE, offering price and redemption price per share
 ($41,620,890 (divided by) 41,624,684 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

418.419.INTEREST INCOME                                         420.         $ 26,173,890

421.EXPENSES                                                    422.         423.

424.Management fee                                              $ 862,562    425.

426.Transfer agent fees                                          107,835     427.
Class A

428. Class B                                                     9,046       429.

430.Distribution fees - Class B                                  62,766      431.

432.Accounting fees and expenses                                 57,485      433.

434.Non-interested trustees' compensation                        826         435.

436.Custodian fees and expenses                                  34,224      437.

438.Registration fees - Class B                                  23,881      439.

440.Audit                                                        14,702      441.


442.Legal                                                        2,962       443.


444.Reports to shareholders                                      1,043       445.

446.Miscellaneous                                                2,043       447.

448. Total expenses before reductions                            1,179,375   449.

450. Expense reductions                                          (296,787)    882,588

451.452.NET INTEREST INCOME                                     453.          25,291,302

454.455.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 456.          3,659


457.458.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    459.         $ 25,294,961


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS          YEAR
                                                                                          ENDED               ENDED
                                                                                          SEPTEMBER 30, 199   MARCH 31,
                                                                                          5                   1995
                                                                                          (UNAUDITED)

460.INCREASE (DECREASE) IN NET ASSETS

461.Operations                                                                            $ 25,291,302        $ 47,528,301
Net interest income

462. Net realized gain (loss)                                                              3,659               (48,831)

463.                                                                                       25,294,961          47,479,470
464.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

465.Distributions to shareholders from:
Net interest income

466.                                                                                       (24,090,281)        (46,688,716)
Class A

467.                                                                                       (1,201,021)         (839,585)
Class B

468.Share transactions - net increase (decrease) at net asset value of $1.00 per share     63,760,696          141,555,067

469.                                                                                       63,764,355          141,506,236
470.TOTAL INCREASE (DECREASE) IN NET ASSETS

471.NET ASSETS                                                                            472.                473.

474. Beginning of period                                                                   798,482,283         656,976,047

475. End of period                                                                        $ 862,246,638       $ 798,482,283


FINANCIAL HIGHLIGHTS - CLASS A



                                            SIX MONTHS      YEARS ENDED MARCH 31,
                                           ENDED
                                           SEPTEMBER 30,
                                            1995

                                           (UNAUDITED)     1995                    1994        1993        1992        1991

476.SELECTED PER-SHARE DATA

477.Net asset value, beginning of period    $ 1.000         $ 1.000                 $ 1.000     $ 1.000     $ 1.000     $ 1.000

478.Income from Investment Operations

479. Net interest income                    .029            .049                    .031        .034        .054        .078

480.Less Distributions

481. From net interest income               (.029)          (.049)                  (.031)      (.034)      (.054)      (.078)

482.Net asset value, end of period          $ 1.000         $ 1.000                 $ 1.000     $ 1.000     $ 1.000     $ 1.000

483.TOTAL RETURN B                          2.98%           4.97                    3.14        3.50        5.50        8.11
                                                           %                       %           %           %           %

484.RATIOS AND SUPPLEMENTAL DATA

485.Net assets, end of period (000
omitted)                                    $ 820,626       $ 771,937               $ 656,976   $ 804,354   $ 558,727   $ 355,369

486.Ratio of expenses to average net assets  .19%            .18                     .18         .18         .18         .18
                                            A               %                       %           %           %           %

487.Ratio of expenses to average net assets
before                                       .25%            .27                     .26         .26         .29         .30
expense reductions                          A               %                       %           %           %           %

488.Ratio of net interest income to
average net assets                          5.88%           4.94                    3.09        3.43        5.24        7.79
                                            A               %                       %           %           %           %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FINANCIAL HIGHLIGHTS - CLASS B

                                                                         SIX MONTHS      JULY 19, 1994
                                                                         ENDED           (COMMENCEME
                                                                         SEPTEMBER 30,   NT
                                                                         1995            OF OPERATIONS) T
                                                                                         O
                                                                                         MARCH 31,

                                                                         (UNAUDITED)     1995

489.SELECTED PER-SHARE DATA

490.Net asset value, beginning of period                                 $ 1.000         $ 1.000

491.Income from Investment Operations

492. Net interest income                                                  .028            .035

493.Less Distributions

494. From net interest income                                             (.028)          (.035)

495.Net asset value, end of period                                       $ 1.000         $ 1.000

496.TOTAL RETURN B                                                        2.83%           3.51%

497.RATIOS AND SUPPLEMENTAL DATA

498.Net assets, end of period (000 omitted)                              $ 41,621        $ 26,545

499.Ratio of expenses to average net assets                               .48%A           .50%A

500.Ratio of expenses to average net assets before expense reductions     .67%A           .79%A

501.Ratio of net interest income to average net assets                    5.56%A          5.14%A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET

INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 30.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 1.0%
National Westminster Bank, USA
11/29/95 5.80% $ 19,000,000 $ 19,000,000
12/6/95 5.77  35,000,000  35,000,000
   54,000,000
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.9%
ABN-AMRO Bank
10/11/95 6.01  25,000,000  25,000,000
12/26/95 5.80  25,000,000  25,000,000
   50,000,000
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.3%
Bank of Nova Scotia
10/27/95 5.75  20,000,000  20,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 19.8%
Bank of Montreal
10/30/95 5.75  25,000,000  25,000,000
Bank of Tokyo
10/23/95 5.87  30,000,000  30,000,000
10/25/95 5.94  25,000,000  25,000,000
11/16/95 5.87  30,000,000  30,000,000
Banque Nationale de Paris
11/28/95 5.75  30,000,000  30,000,000
Bayerische Hypotheken-und Weschel
11/8/95 6.00  25,000,000  25,001,946
Bayerische Vereinsbank A.G.
10/31/95 5.75  10,000,000  10,000,000
Canadian Imperial Bank of Commerce
10/23/95 5.75  20,000,000  20,000,000
Commerzbank, Germany
10/10/95 5.85  25,000,000  25,000,000
10/17/95 6.25  25,000,000  25,000,000
Credit Suisse
11/27/95 5.75  50,000,000  50,000,000
Dresdner Bank, A.G.
10/12/95 6.27  10,000,000  10,000,000
12/29/95 6.35  25,000,000  25,045,016
Fuji Bank, Ltd.
10/4/95 5.88  9,000,000  8,999,997
10/13/95 5.95  55,000,000  55,000,365
10/16/95 5.97  10,000,000  10,000,000
Hong Kong & Shanghai Banking Corp.
10/20/95 5.75  50,000,000  50,000,000
Industrial Bank of Japan, Ltd.
10/11/95 5.85  40,000,000  40,000,000
10/30/95 5.90  20,000,000  20,000,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Landesbank Hessen - Thuringen
10/10/95 6.00% $ 25,000,000 $ 25,000,414
National Westminster Bank, PLC
10/23/95 5.80  50,000,000  50,000,000
Royal Bank of Canada
12/13/95 6.31  11,000,000  11,020,207
Sanwa Bank, Ltd.
10/17/95 5.92  45,000,000  45,000,000
10/25/95 5.95  25,000,000  24,998,733
11/10/95 5.84  20,000,000  20,000,000
Societe Generale
11/27/95 5.75  25,000,000  25,000,000
Sumitomo Bank, Ltd.
10/4/95 5.89  25,000,000  25,000,000
10/16/95 5.97  9,000,000  9,000,000
10/30/95 6.00  20,000,000  19,999,840
10/31/95 5.94  25,000,000  25,000,000
Swiss Bank Corp.
11/6/95 5.77  45,000,000  45,000,000
12/4/95 5.77  25,000,000  25,000,000
12/6/95 5.77  25,000,000  25,000,000
12/26/95 5.75  75,000,000  75,000,000
2/5/96 5.75  50,000,000  50,000,000
Westdeutsche Landesbank
10/19/95 5.75  20,000,000  20,000,000
11/27/95 5.75  75,000,000  75,000,000
  1,109,066,518
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 2.2%
Bank of America National Trust & Savings Assoc.
10/26/95 6.00  25,000,000  25,000,000
11/27/95 6.00  25,000,000  25,000,000
Chemical Bank
11/20/95 5.76  50,000,000  50,000,000
Morgan Guaranty Trust Co.
2/7/96 5.78  25,000,000  25,001,740
   125,001,740
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.7%
ABN-AMRO Bank
3/11/96 5.72  25,000,000  25,001,988
Abbey National (UK), PLC
10/20/95 5.75  30,000,000  30,000,312
3/13/96 5.75  38,000,000  38,000,000
Bayerische Hypotheken-und Weschel
3/14/96 5.71  35,000,000  35,001,559
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Dresdner Bank, A.G.
3/25/96 5.71% $ 5,000,000 $ 5,000,429
Landesbank Hessen - Thuringen
3/14/96 5.71  35,000,000  35,000,780
Mitsubishi Bank, Ltd.
10/16/95 5.90  22,000,000  22,000,248
10/25/95 5.96  45,000,000  44,997,582
National Westminster Bank, PLC
11/28/95 5.75  25,000,000  25,000,395
Royal Bank of Scotland, PLC
11/15/95 5.74  10,000,000  10,000,000
11/20/95 5.85  25,000,000  25,000,000
Toronto-Dominion Bank
11/8/95 5.75  45,000,000  45,000,234
Westdeutsche Landesbank
11/1/95 5.75  35,000,000  35,000,129
   375,003,656
TOTAL CERTIFICATES OF DEPOSIT   1,733,071,914
COMMERCIAL PAPER - 39.5%

ABN-AMRO North America Finance, Inc.
3/5/96 5.71  48,500,000  47,332,524
American Home Food Products, Inc.
11/14/95 5.81  25,000,000  24,824,306
12/5/95 5.79  37,000,000  36,617,204
American Home Products
10/19/95 5.82  20,000,000  19,942,300
10/24/95 5.82  22,000,000  21,919,321
11/13/95 5.81  16,000,000  15,890,111
11/14/95 5.81  10,000,000  9,929,722
12/6/95 5.78  22,400,000  22,165,920
12/18/95 5.73  10,000,000  9,877,584
American Telephone & Telegraph Co.
3/18/96 5.71  45,000,000  43,829,675
Associates Corp. of North America
11/2/95 6.02  25,000,000  24,870,001
11/15/95 5.78  18,000,000  17,871,525
12/1/95 5.76  25,000,000  24,759,389
12/4/95 5.77  16,000,000  15,838,151
12/5/95 5.76  35,000,000  34,641,056
12/11/95 5.78  12,000,000  11,865,336
BHF Finance (Delaware), Inc.
10/12/95 5.75  10,000,000  9,982,675
11/8/95 5.78  25,000,000  24,849,848
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of Montreal
10/30/95 5.75% $ 5,000,000 $ 4,977,211
Bank of New York Company, Inc.
11/15/95 6.08  25,000,000  24,815,625
Bear Stearns Cos., Inc.
11/29/95 5.77  18,000,000  17,831,850
Beneficial Corp.
10/2/95 7.00  50,000,000  49,990,278
11/16/95 5.75  25,000,000  24,817,917
Bradford & Bingley Building Society
10/19/95 5.75  7,000,000  6,980,156
10/25/95 5.77  25,000,000  24,905,250
CIT Group Holdings, Inc.
10/2/95 5.90 (a)  20,000,000  19,982,882
11/9/95 6.08  15,000,000  14,904,125
11/13/95 5.76  47,000,000  46,680,008
12/4/95 5.78  20,000,000  19,797,333
12/15/95 5.78  30,000,000  29,644,375
Chevron Oil Finance Co.
10/2/95 6.75  6,000,000  5,998,875
Chrysler Financial Corporation
10/16/95 5.85  7,000,000  6,983,025
10/16/95 5.88  5,000,000  4,987,875
10/26/95 5.89  19,000,000  18,923,208
11/7/95 5.85  17,000,000  16,898,924
11/13/95 5.87  10,000,000  9,930,723
11/13/95 5.94  13,000,000  12,909,163
12/4/95 5.88  5,000,000  4,948,268
12/12/95 5.84  24,000,000  23,723,040
Compagnie Bancaire
11/14/95 5.83  5,500,000  5,461,349
CoreStates Capital Corp.
10/10/95 5.81 (a)  15,000,000  14,999,104
Dakota
10/27/95 5.81  10,000,000  9,958,328
Dean Witter, Discover & Co.
11/9/95 5.76  1,900,000  1,888,267
Den Danske Corp., Inc.
10/19/95 5.77  21,000,000  20,940,255
10/20/95 5.78  5,000,000  4,984,985
Enterprise Funding Corp.
10/13/95 5.81  10,221,000  10,201,342
10/18/95 5.78  5,030,000  5,016,343
Ford Motor Credit Corp.
10/27/95 5.86  4,000,000  3,983,475
11/1/95 6.09  10,000,000  9,949,023
11/6/95 5.74  25,000,000  24,857,500
11/7/95 5.74  25,000,000  24,853,542
11/20/95 5.77  25,000,000  24,802,084
11/21/95 5.76  46,000,000  45,628,550
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Ford Motor Credit Corp. - continued
11/22/95 5.77% $ 30,000,000 $ 29,753,000
11/27/95 5.75  65,000,000  64,415,433
Ford Motor Credit, PLC
11/27/95 5.78  25,000,000  24,774,375
11/28/95 5.78  25,200,000  24,968,580
Generale Bank
11/3/95 5.77  10,000,000  9,947,841
3/6/96 5.71  50,000,000  48,788,702
General Electric Capital Corp.
10/10/95 6.29  50,000,000  49,923,750
General Electric Corp.
12/5/95 5.80  25,000,000  24,742,709
General Motors Acceptance Corp.
10/30/95 5.84  92,000,000  91,573,120
11/20/95 5.89  77,000,000  76,379,722
12/5/95 5.80  43,000,000  42,555,906
Glaxo Holdings, PLC
11/17/95 5.80  38,000,000  37,716,224
11/28/95 5.81  15,000,000  14,861,767
Goldman Sachs Group, L.P. (The)
11/21/95 5.73  45,000,000  44,638,537
Government of Canada
3/18/96 5.69  50,000,000  48,701,986
3/19/96 5.70  25,000,000  24,347,153
Hanson Finance (UK), PLC
10/18/95 5.75  8,000,000  7,978,580
10/27/95 5.77  20,000,000  19,917,955
IBM Corp.
12/4/95 5.76  25,000,000  24,747,556
John Deere Capital Corp.
12/4/95 5.76  25,000,000  24,747,556
Merrill Lynch & Co., Inc.
12/7/95 5.74  15,000,000  14,841,712
3/8/96 5.75  30,000,000  29,259,325
Morgan Stanley Group, Inc.
11/27/95 5.76  25,000,000  24,774,375
12/18/95 5.77  100,000,000  98,769,334
National Australia Funding, Inc.
11/10/95 6.02  25,000,000  24,837,778
Nationwide Building Society
12/14/95 5.76  22,000,000  21,743,139
PHH Corp.
10/23/95 5.78  18,000,000  17,993,788
Preferred Receivables Funding Corp.
11/3/95 5.77  8,000,000  7,957,980
11/27/95 5.77  10,000,000  9,909,592
11/30/95 5.77  10,000,000  9,904,833
Royal Bank of Canada
3/14/96 5.70  25,000,000  24,364,635

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sears Roebuck Acceptance Corp.
10/25/95 5.80% $ 25,000,000 $ 24,904,167
11/8/95 5.81  14,000,000  13,915,028
11/8/95 5.82  13,000,000  12,921,098
Toronto Dominion Holdings USA, Inc.
10/10/95 6.39  20,000,000  19,969,200
Westpac Capital Corp.
10/23/95 5.87  25,000,000  24,912,306
11/21/95 5.85  20,000,000  19,838,783
12/27/95 5.81  15,000,000  14,795,550
Whirlpool Financial Corp.
10/26/95 5.79  18,500,000  18,426,065
Woolwich Equitable Building Society
10/16/95 5.75  30,000,000  29,929,187
TOTAL COMMERCIAL PAPER   2,214,609,233
FEDERAL AGENCIES - 1.8%
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 0.8%
10/2/95 5.97  43,000,000  42,985,918
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.5%
12/26/95 6.37  25,000,000  25,161,763
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 0.5%
12/18/95 6.52  31,160,000  30,741,419
TOTAL FEDERAL AGENCIES   98,889,100
BANK NOTES - 7.3%

Bank of America - Illinois
10/19/95 5.76  12,000,000  12,000,000
Bank of America National Trust & Savings Assoc.
10/2/95 5.81 (a)  37,000,000  36,978,393
Bank of New York
12/11/95 5.75  10,000,000  10,000,000
Boatmen's First National Bank of Kansas City
10/2/95 5.84 (a)  19,000,000  19,000,000
Comerica Bank - Detroit
12/1/95 5.80 (a)  50,000,000  49,963,000
FCC National Bank
10/3/95 5.50 (a)  33,000,000  32,996,097
Fifth Third Bank - Cincinnati
10/27/95 6.07  40,000,000  40,003,520
First Bank N.A. - Minnesota
10/18/95 5.80 (a)  36,000,000  35,992,823
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
First Union National Bank of North Carolina
10/31/95 5.75% $ 10,000,000 $ 10,003,274
11/6/95 5.76  45,000,000  45,000,000
Fleet Bank of New York
12/8/95 5.78  14,000,000  14,000,000
Household Bank, N.A.
10/2/95 5.84  12,000,000  11,999,950
11/15/95 5.78  10,000,000  10,000,000
Mellon Bank, N.A.
10/16/95 6.29  10,000,000  10,000,000
Seattle First National Bank
11/6/95 5.77  20,000,000  19,999,297
12/4/95 5.77  13,000,000  12,999,190
Wachovia Bank of North Carolina
10/26/95 5.79 (a)  40,000,000  39,974,920
TOTAL BANK NOTES   410,910,464
MASTER NOTES (A) - 2.1%

J.P. Morgan Securities
10/2/95 6.70  66,000,000  66,000,000
Morgan Stanley Group, Inc.
10/2/95 5.88  25,000,000  25,000,000
Norwest Corp.
10/2/95 5.90  28,000,000  28,000,000
TOTAL MASTER NOTES   119,000,000
MEDIUM-TERM NOTES (A) - 7.0%

Abbey National Treasury Services (b)
9/30/95 6.00  85,000,000  85,000,000
Beneficial Corp.
9/27/96 5.84  20,000,000  19,990,415
General Electric Capital Corp.
10/2/95 6.03   50,000,000  49,993,362
General Motors Acceptance Corp.
11/7/95 5.95  50,000,000  50,000,000
11/22/95 5.91  4,000,000  4,002,128
Goldman Sachs Group, L.P. (The) (b)
12/15/95 5.74  56,000,000  56,000,000
3/1/96 5.88  53,000,000  53,000,000
John Deere Capital Corp.
10/18/95 5.80  10,000,000  10,000,000
Norwest Corp.
12/10/95 5.88  65,000,000  65,000,000
TOTAL MEDIUM-TERM NOTES   392,985,905
SHORT-TERM NOTES (A)  - 3.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Capital One Funding Corp.
10/6/95 5.81% $ 11,703,000 $ 11,703,000
SMM Trust Company (1994-D) (c)
10/27/95 5.90  44,000,000  44,000,000
SMM Trust Company (1995-B) (c)
10/2/95 5.90  16,000,000  16,000,000
SMM Trust Company (1995-I) (c)
10/18/95 5.92  33,000,000  32,993,676
SMM Trust Company (1995-J) (c)
10/15/95 5.86  91,000,000  91,000,000
TOTAL SHORT-TERM NOTES   195,696,676
TIME DEPOSITS - 6.4%

Canadian Imperial Bank of Commerce
10/2/95 6.50  216,000,000  216,000,000
Dai-Ichi Kangyo Bank, Ltd.
10/12/95 6.00  38,000,000  38,000,000
10/16/95 6.00  21,000,000  21,000,000
10/18/95 5.98  22,000,000  22,000,000
Mitsubishi Bank, Ltd.
10/30/95 6.06  60,000,000  60,000,000
TOTAL TIME DEPOSITS   357,000,000
MUNICIPAL SECURITIES (A) - 0.2%

New York
10/4/95 6.02  12,050,000  12,050,000
REPURCHASE AGREEMENTS - 1.3%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 9/29/95, due 10/2/95:
  At 6.49%  $ 70,065,852  70,028,000
TOTAL INVESTMENTS  $ 5,604,241,292
Total Cost for Income Tax Purposes  $ 5,604,241,292

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $194,000,000 or 3.5% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SMM Trust Company:
 (1994-D) 10/28/94 $ 44,000,000
 (1995-B) 8/4/95 $ 16,000,000
 (1995-I) 5/25/95 $ 32,990,447
 (1995-J) 5/16/95 $ 97,000,000
INCOME TAX INFORMATION
At March 31,1995, the fund had a capital loss carryforward of approximately $1,781,000 of which $336,000, $898,000 and $547,000 will expire on March
31, 2001, 2002 and 2003, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995 (UNAUDITED)

502.ASSETS                                                                                   503.          504.

505.Investment in securities, at value (including repurchase agreements of $70,028,000) -    506.          $ 5,604,241,292
See accompanying schedule

507.Cash                                                                                     508.           1,952,619


509.Interest receivable                                                                      510.           25,122,677

511.Receivable from investment adviser for expense reductions                                512.           490,503

513. 514.TOTAL ASSETS                                                                        515.           5,631,807,091

516.LIABILITIES                                                                              517.          518.

519.Payable to custodian bank                                                                $ 736,207     520.

521.Distributions payable                                                                     12,351,279   522.

523.Accrued management fee                                                                    1,034,358    524.

525.Other payables and accrued expenses                                                       652,098      526.

527. 528.TOTAL LIABILITIES                                                                   529.           14,773,942

530.531.NET ASSETS                                                                           532.          $ 5,617,033,149

533.Net Assets consist of:                                                                   534.          535.

536.Paid in capital                                                                          537.          $ 5,618,817,512

538.Accumulated net realized gain (loss) on investments                                      539.           (1,784,363)

540.541.NET ASSETS                                                                           542.          $ 5,617,033,149

543.CLASS A:                                                                                 545.           $1.00
544.NET ASSET VALUE, offering price and redemption price per share
 ($5,481,827,342 (divided by) 5,483,545,656 shares)

546.CLASS B:                                                                                 548.           $1.00
547.NET ASSET VALUE, offering price and redemption price per share
 ($135,205,807 (divided by) 135,248,190 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

549.550.INTEREST INCOME                                         551.           $ 186,867,841

552.EXPENSES                                                    553.           554.

555.Management fee                                              $ 6,116,954    556.

557.Transfer agent fees                                          1,951,894     558.
Class A

559. Class B                                                     33,249        560.

561.Distribution fees - Class B                                  253,898       562.

563.Accounting fees and expenses                                 254,773       564.

565.Non-interested trustees' compensation                        22,492        566.

567.Custodian fees and expenses                                  86,252        568.

569.Registration fees - Class B                                  13,849        570.

571.Audit                                                        50,437        572.


573.Legal                                                        15,357        574.


575.Reports to shareholders                                      897           576.

577.Miscellaneous                                                10,454        578.

579. Total expenses before reductions                            8,810,506     580.

581. Expense reductions                                          (3,056,236)    5,754,270

582.583.NET INTEREST INCOME                                     584.            181,113,571

585.586.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 587.            (3,556)


588.589.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    590.           $ 181,110,015


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS          YEAR
                                                                                          ENDED               ENDED
                                                                                          SEPTEMBER 30, 199   MARCH 31,
                                                                                          5                   1995
                                                                                          (UNAUDITED)

591.INCREASE (DECREASE) IN NET ASSETS

592.Operations                                                                            $ 181,113,571       $ 260,539,373
Net interest income

593. Net realized gain (loss)                                                              (3,556)             (546,578)

594.                                                                                       181,110,015         259,992,795
595.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

596.Distributions to shareholders from:
Net interest income

597.                                                                                       (176,754,044)       (247,999,851)
Class A

598.                                                                                       (4,359,527)         (12,539,522)
Class B

599.Share transactions - net increase (decrease) at net asset value of $1.00 per share     29,626,858          2,298,216,397

600.                                                                                       29,623,302          2,297,669,819
601.TOTAL INCREASE (DECREASE) IN NET ASSETS

602.NET ASSETS                                                                            603.                604.

605. Beginning of period                                                                   5,587,409,847       3,289,740,028

606. End of period                                                                        $ 5,617,033,149     $ 5,587,409,847


FINANCIAL HIGHLIGHTS - CLASS A



                                    SIX MONTHS      YEARS ENDED MARCH 31,
                                    ENDED
                                    SEPTEMBER 30,
                                    1995

                                    (UNAUDITED)     1995                    1994          1993          1992          1991

607.SELECTED PER-SHARE DATA

608.Net asset value, beginning
of period                           $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

609.Income from Investment Operations

610. Net interest income            .030            .049                    .032          .035          .055          .078

611.Less Distributions

612. From net interest income       (.030)          (.049)                  (.032)        (.035)        (.055)        (.078)

613.Net asset value, end of period  $ 1.000         $ 1.000                 $ 1.000       $ 1.000       $ 1.000       $ 1.000

614.TOTAL RETURN B                  3.01%           4.99                    3.20          3.58          5.59          8.13
                                                    %                       %             %             %             %

615.RATIOS AND SUPPLEMENTAL DATA

616.Net assets, end of period
(000 omitted)                       $ 5,481,827     $ 5,130,123             $ 3,200,277   $ 4,332,995   $ 3,990,395   $ 4,706,936

617.Ratio of expenses to average
net assets                          .18%            .18                     .18           .18           .18           .18
                                    A               %                       %             %             %             %

618.Ratio of expenses to average
net assets                          .28%            .24                     .23           .23           .24           .25
before expense reductions           A               %                       %             %             %             %

619.Ratio of net interest income
to average                          5.95%           5.00                    3.15          3.50          5.42          7.80
net assets                         A               %                       %             %             %             %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FINANCIAL HIGHLIGHTS - CLASS B

                                                                         SIX MONTHS      YEAR        NOVEMBER 17, 199
                                                                         ENDED           ENDED       3
                                                                         SEPTEMBER 30,   MARCH 31,   (COMMENCEMENT
                                                                         1995                        OF OPERATIONS) TO
                                                                                                     MARCH 31,

                                                                         (UNAUDITED)     1995        1994

620.SELECTED PER-SHARE DATA

621.Net asset value, beginning of period                                 $ 1.000         $ 1.000                         $ 1.000

622.Income from Investment Operations

623. Net interest income                                                  .028            .046                            .011

624.Less Distributions

625. From net interest income                                             (.028)          (.046)                          (.011)

626.Net asset value, end of period                                       $ 1.000         $ 1.000                         $ 1.000

627.TOTAL RETURN B                                                        2.85%           4.66%                           1.08%

628.RATIOS AND SUPPLEMENTAL DATA

629.Net assets, end of period (000 omitted)                              $ 135,206       $ 457,286                       $ 89,463

630.Ratio of expenses to average net assets                               .47%            .50%                            .50%
                                                                         A                                               A

631.Ratio of expenses to average net assets before expense reductions     .57%            .59%                            .55%
                                                                         A                                               A

632.Ratio of net interest income to average net assets                    5.19%           4.94%                           2.83%
                                                                         A                                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT

INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ALABAMA - 1.2%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 Rfdg. Bonds (Rime Valley Proj.) Series 1988 B, 3.75% tender 11/15/95,
 LOC Amsouth Bank  $ 10,500,000 $ 10,500,000
 (Homewood Gardens Proj.) Series 1991 C, 4.70%, LOC Southtrust Bank, VRDN 2,350,000 2,350,000
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) Series 1994, 4.30%,
VRDN   3,115,000  3,115,000
Tarrant City Ind. Dev. Board Rev. Rfdg. (Philip Morris Co. Inc.) Series
1993, 4.40%, VRDN   2,300,000  2,300,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 4.55%,
LOC Southtrust Bank of Alabama, VRDN   4,420,000  4,420,000
   22,685,000
ARIZONA - 4.7%
Apache County Ind. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.):
 (Springerville Proj.)
  Series 1983 A, 4.35%, LOC Barclays Bank PLC, VRDN   9,700,000  9,700,000
  Series 1983 B, 4.45%, LOC Bank of New York, VRDN   6,800,000  6,800,000
 Series 1981 B, 4.45%, LOC Mitsubishi Bank, VRDN   33,700,000  33,700,000
Arizona Health Facs. Auth. Rev. (Voluntary Hosp. Federation Pooled Loan
Prog.)
Series1985 A, 4.35% (FGIC Insured) (Liquidity Facility Citibank) VRDN 3,700,000 3,700,000
Maricopa County Ind. Dev. Auth. Rev. (Royal Oaks-Sun City Proj.) Series 1990, 4.30%,
LOC Bank of America, VRDN   4,700,000  4,700,000
Maricopa County Poll. Cont. Rev. Bonds (Southern California Edison Co.
Proj.)
Series 1985 D, 3.80% tender 12/11/95   3,600,000  3,600,000
Phoenix Ind. Dev. Board Auth. Multi-Family Hsg. Rev. (Paradise Lakes Apt.
Proj.)
Series 1995, 4.50%, LOC General Electric Capital Corp., VRDN   17,500,000
17,500,000
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co.) (Irvington Proj.) Series 1982 A, 4.40%,
LOC Societe Generale, VRDN   10,000,000  10,000,000
   89,700,000
ARKANSAS - 1.9%
Arkansas Hosp. Equip. Fin. Auth. Rev. (Jefferson Hosp. Assoc. Proj.)
Series 1989, 4.40%, LOC Kredietbank, VRDN   5,950,000  5,950,000
Crossett Poll. Cont. Rev. Rfdg. (Georgia-Pacific Corp. Proj.) Series 1991,
4.40%,
LOC SunTrust Bank, VRDN   3,500,000  3,500,000
Little Rock Health Facs. Board Rev. (Southwest Hosp.) Series 1988, 4.05% (FGIC Insured)
(Liquidity Facility Bank of Nova Scotia) VRDN   27,200,000  27,200,000
   36,650,000
CALIFORNIA - 10.1%
Butte County Office of Ed. TRAN 4.75% 9/12/96   7,000,000  7,038,227
California Cash Reserve Prog. Auth. TRAN Series 1995 A, 4.75% 7/3/96,
LOC Industrial Bank of Japan (MBIA Insured)   45,000,000  45,326,878
California Higher Ed. Loan Auth. Student Loan Rev. Senior Lien Bonds
Series 1992 A, 3.90% 7/1/96, LOC SLMA   10,000,000  10,000,000
Contra Costa County TRAN 4.50% 7/3/96   7,000,000  7,043,258
Freemont County TRAN 4.50% 7/5/96   14,700,000  14,753,630
Fresno Unified School Dist. TRAN 4.50% 10/11/96   15,000,000  15,071,850
Los Angeles County TRAN 4.50% 7/1/96, LOC Bank of America, Credit Suisse,
Morgan Guaranty   32,000,000  32,161,389
Los Angeles County Unified School Dist. TRAN 4.50% 7/3/96   17,000,000
17,098,867
Oakland Unified School Dist. TRAN 4.50% 8/30/96   5,000,000  5,017,981
San Bernardino County TRAN 4.50% 7/5/96, LOC Bank of Nova Scotia
14,000,000  14,056,242
Santa Clara County TRAN 4.50% 8/2/96   25,000,000  25,120,187
   192,688,509
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
COLORADO - 1.9%
Colorado Health Facs. Auth. Rev. (Sisters of Charity Health Care) Series 1992 C, 4.35%
(Liquidity Facility Dresdner Bank) VRDN  $ 5,300,000 $ 5,300,000
Denver City & County Multi-Family Hsg. Rev.(The Seasons Apts.) Series 1990,
4.35%,
LOC Federal Home Loan Bank, VRDN   8,000,000  8,000,000
Englewood County Multi-Family Hsg. Rev. (The Marks Apts.) Series 1985 A,
4.35%,
LOC Citibank, VRDN   4,080,000  4,080,000
Jefferson County School Dist. #R-1 Gen. Oblig. Participating VRDN, Series 1985B, BTP-5, 4.65%
(BPA Bankers Trust) (b)   9,500,000  9,500,000
Moffat County Poll. Cont. Rev. Rfdg. (Colorado-UTE Elec. Assoc. Inc.)
Series 1984, 4.35%, VRDN   10,000,000  10,000,000
   36,880,000
CONNECTICUT - 1.2%
Connecticut Dev. Auth. Health. Care Rev. (Corp. for Independent Living
Proj.)
Series 1990, 4.20%, LOC Chemical Bank, VRDN   2,000,000  2,000,000
Connecticut Gen. Oblig. Economic Recovery Notes, Series 1991 B, 4.35%
(BPA Canadian Imperial Bank, Industrial Bank Of Japan, Nat'l. Westminster
Bank PLC) VRDN   1,900,000  1,900,000
Connecticut Special Assessment Unemployment Rev. Series 1993 C, 3.90%,
tender 7/1/96 (FGIC Insured)   18,000,000  18,000,000
   21,900,000
DELAWARE - 0.6%
Delaware Econ. Dev. Auth. Poll. Cont. Rev. Rfdg. (Philip Morris Co. Inc.
Proj.)
Series 1992, 4.40%, VRDN   3,300,000  3,300,000
Delaware Econ. Dev. Auth. Rev.:
 (Hosp. Billing & Collection Svcs. Proj.) Series 1985 B, 4.40% (MBIA
Insured)
 (BPA Morgan Stanley & Co.) VRDN   6,100,000  6,100,000
 (Peninsula United Methodist Homes Inc.) Series 1992 B,4.65%,
 LOC Meridian Bank, VRDN   2,040,000  2,040,000
   11,440,000
FLORIDA - 7.7%
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 (Lake Park Assoc. Ltd. Partnership) Series 1985, 4.50% LOC Society Bank,
VRDN   4,000,000  4,000,000
 (Palm Aire-Oxford Proj.) Series 1990, 4.75% (Continental Casualty
Guaranteed) VRDN   1,620,000  1,620,000
 (Sanctuary Apts. Proj.) Series 1985, 4.50%, LOC PNC Bank, VRDN   4,300,000
4,300,000
Dade County Aviation Facs. Rev., Series 1984 A, 4.40%, LOC Fuji Bank, VRDN
 1,900,000  1,900,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev.:
 (Dolphins Stadium Proj.) Series 1985 B, 4.35%,
 LOC Hong Kong & Shanghai Banking Corp., VRDN   1,600,000  1,600,000
 (South Dade Jewish Commty. Ctr.) 4.40%, LOC SunTrust Bank, VRDN
1,515,000  1,515,000
Escambia County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) Series 1994,
4.30%, VRDN   4,775,000  4,775,000
Escambia County Rev. Rfdg. (Pacer Industries) Series 1991, 4.40%,
LOC SunTrust Bank, VRDN   1,700,000  1,700,000
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev.:
 (Parrot's Landing Proj.) Series 1985 AA, 4.40% (FNMA Guaranteed) VRDN 6,335,000 6,335,000
 (Sun Pointe Cove Apts. Proj.) Series1985 XX, 4.40% (FNMA Guaranteed) VRDN 6,000,000 6,000,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds Series 1988, 3.85% tender 10/12/95,
LOC Kredietbank   2,000,000  2,000,000
Indian River County Hosp. Dist. Rev. Rfdg. Series 1985, 4.40%, LOC
Kredietbank, VRDN   3,100,000  3,100,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.):
 Series 1988, 4.60%, LOC Sumitomo Bank, VRDN   14,000,000  14,000,000
 Series 1989, 4.60%, LOC Sumitomo Bank, VRDN   5,300,000  5,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Jacksonville Ind. Dev. Rev. Rfdg. (Arpt. Hotel Proj.) Series 1993, 4.35%, LOC Northern Trust Co., VRDN $ 3,000,000 $ 3,000,000
Jacksonville Notes (River City Renaissance Prog.) 3.75% (Liquidity Facility
Credit Suisse)   10,000,000  10,000,000
Lee County Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Forestwood Apts. Proj.) 4.40%
(FNMA Guaranteed) VRDN   8,985,000  8,985,000
Liberty County Ind. Dev. Rev. (Timber Energy Resources Inc. Proj.) Series 1994, 4.50%,
LOC Bank of Montreal, VRDN   2,300,000  2,300,000
Naples Hosp. Rev. Series 1992, 4.50%, LOC Mellon Bank, VRDN   8,000,000
8,000,000
Orange County Health Facs. Auth. Rfdg. Rev. Bonds Series 1985 A, 3.75%
tender 10/16/95 (MBIA Insured)   7,000,000  7,000,000
Orange County Hsg. Fin. Auth. Rev. (Smokewood/Sun Key Apt. Proj.) Series 1992 A, 4.35%,
LOC Citibank, VRDN   2,500,000  2,500,000
Palm Beach County Health Facs. Auth. Rev. Bonds 4.60% tender 10/2/95
(Liquidity Facility Credit Suisse)   7,100,000  7,100,000
Pasco County Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Carlton Arms of Magnolia Valley)
Series 1985, 4.65%, LOC Bankers Trust Co., VRDN   2,000,000  2,000,000
Sarasota County Pub. Hosp. Dist. Rev. Bonds (Sarasota Mem. Hosp.):
 Series 1985 A, 3.75% tender 10/25/95, LOC Sumitomo Bank   4,925,000
4,925,000
 Series 1991, 3.80% tender 10/12/95 (Liquidity Facility SunTrust Bank) 5,000,000 5,000,000
 Series 1991, 3.85% tender 12/11/95 (Liquidity Facility SunTrust Bank) 8,500,000 8,500,000
 Series 1993 A, 3.75% tender 10/25/95 (Liquidity Facility Goldman Sachs) 6,600,000 6,600,000
 Series 1993 A, 3.80% tender 10/27/95 (Liquidity Facility Goldman Sachs) 15,000,000 15,000,000
   149,055,000
GEORGIA - 3.7%
Cobb County Dev. Auth. Rev. (Institute of Nuclear Operations) Series 1992,
4.40%,
LOC SunTrust Bank, VRDN   5,565,000  5,565,000
Cobb County Wtr & Swr. Participating VRDN, Series 11, 4.65% (BPA Bankers
Trust) (b)   5,049,000  5,049,000
Columbia County Residential Care Facs. Rev. (Augusta Residential Ctr./Brandon Wilde Lifecare Ctr.)
4.40%, LOC SunTrust Bank, VRDN    7,415,000  7,415,000
DeKalb County Hsg. Auth. Multi-Family Hsg. Rev.:
 (Post Ashford Proj.) 4.30% (FNMA Guaranteed) VRDN   9,645,000  9,645,000
 (Post Brook Proj.) 4.30% (FNMA Guaranteed) VRDN   4,050,000  4,050,000
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. (Spring Creek Crossing Proj.) 4.40%,
LOC Wachovia Bank of Georgia, VRDN   5,000,000  5,000,000
Georgia Muni. Elec. Auth. Participating VRDN, Series 1994 C-B, 4.49%
(Liquidity Facility Citibank) (b)   22,400,000  22,400,000
Marietta Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. (Wood Pointe Apts.)
Series 1993, 4.85% (Continental Casualty Guaranteed) VRDN   5,000,000
5,000,000
Roswell Hsg. Auth. Multi-Family Hsg. Rev. (Autumnbrook Apts.) Series 1991 A, 4.45%,
LOC Amsouth Bank of Birmingham, VRDN   5,200,000  5,200,000
   69,324,000
IDAHO - 0.8%
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) Series 1994 A,
4.30%, VRDN   3,000,000  3,000,000
Idaho Gen. Oblig. TAN Series 1995, 4.50% 6/27/96   12,000,000  12,059,718
   15,059,718
ILLINOIS - 5.6%
Cook County Rev. (Catholic Charities Hosp.) Series 1988 A-1, 4.35%,
LOC Nat'l. Westminster Bank PLC, VRDN   1,900,000  1,900,000
Du Page Water Commission Participating VRDN, Series CR-162, 4.44%
(Liquidity Facility Citibank) (b)   13,815,000  13,815,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg. Bonds (UNO-VEN Proj.) Series 1994, 4.30%,
LOC NBD Bank, VRDN  $ 7,100,000 $ 7,100,000
Illinois Dev. Fin. Auth. Rev., VRDN:
 (Museum of Contemporary Art Proj.) Series 1994, 4.30%, LOC Harris Trust,
 Lasalle Nat'l. Bank, NBD Bank, Northern Trust Co.   30,300,000  30,300,000
 (WBEZ Alliance Inc. Proj.) Series 1994, 4.35%, LOC Lasalle Nat'l. Bank 6,600,000 6,600,000
Illinois Edl. Facs. Auth. Rev. (Northwestern Univ.) Series 1988, 4.25%
(BPA Northern Trust Co.) VRDN   2,000,000  2,000,000
Illinois Edl. Facs. Auth. Participating VRDN, Series CR-176, 4.44%
(Liquidity Facility Citibank) (b)   10,000,000  10,000,000
Illinois Health Facs. Auth. Rev., VRDN:
 (Children's Mem. Hosp.) Series B, 4.35%, LOC First Nat'l Bank of Chicago 3,100,000 3,100,000
 (Gottlieb Health Resources Inc.) 4.30%, LOC Harris Trust & Savings Bank of
Chicago   15,000,000  15,000,000
 (Lake Forest Hosp. Proj.) 4.375%, LOC First Nat'l. Bank of Chicago 3,000,000 3,000,000
 (Pekin Mem. Hosp.) Series 1993 C, 4.40%, LOC Lasalle Nat'l. Bank of
Chicago, VRDN   3,400,000  3,400,000
Kane County Geneva Commty. Unit School Dist. #304 TAN 4.97% 12/1/95 2,400,000 2,400,844
Lisle Village Multi-Family Hsg. Rev. (Four Lakes Proj.) Series 1985-A,
4.40%,
LOC Chemical Bank, VRDN   4,000,000  4,000,000
Northlake Econ. Dev. Rev. (Dominicks Finer Foods Inc. Proj.) Series 1991 B,
4.35%,
LOC Bankers Trust, VRDN   2,400,000  2,400,000
   105,015,844
INDIANA - 2.3%
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985,
4.65%,
LOC Bank of America, VRDN   3,950,000  3,950,000
Fort Wayne Hosp. Auth. Hosp. Rev. (Parkview Hosp.):
 Series B, 4.60%, LOC Fuji Bank, VRDN   4,805,000  4,805,000
 Series D, 4.60%, LOC Fuji Bank, VRDN   3,930,000  3,930,000
Indianapolis Econ. Dev. Rev. Rfdg. (Rand McNally & Co. Proj.) Series 1989,
4.40%,
LOC First Union Nat'l. Bank of North Carolina, VRDN   4,000,000  4,000,000
Indianapolis Gas Util. Sys. (Citizens Gas & Coke Utility) 3.45% 11/2/95,
LOC NBD Bank, CP   3,400,000  3,398,277
Jasper County Poll. Cont. Rev. Bonds (Northern Indiana Pub. Service Proj.):
 Series 1988 C, 3.75% tender 10/25/95, LOC Barclays Bank   3,000,000
3,000,000
 Series 1988 D, 3.70% tender 10/26/95, LOC Barclays Bank   4,500,000
4,500,000
Merrillville Health Care Facs. Participating VRDN, 4.55%
(Liquidity Facility Bank One of Akron) (b)   4,610,000  4,610,000
Purdue Univ. Rev. (Student Fees) Series H, 4.20%, VRDN   1,800,000
1,800,000
Richmond Econ. Dev. Rev. Rfdg. (Friends Fellowship Commty.) Series 1993,
4.15%,
LOC NBD Bank, VRDN   3,700,000  3,700,000
South Bend Health Care Facs. Participating VRDN, Series 1992 A,
4.55% (FHA Insured) (Liquidity Facility Bank One, Akron) (b)   3,350,000
3,350,000
Vigo County Gen. Oblig. Independent School Corp. TAN 5.30% 12/29/95 2,650,000 2,652,351
   43,695,628
KENTUCKY - 0.8%
Jefferson County Poll. Cont. Rev. Rfdg. (Philip Morris Co. Inc. Proj)
Series 1992, 4.40%, VRDN   1,300,000  1,300,000
Kentucky Assoc. of Counties Reinsurance Trust Rev. Series 1990, 4.50%,
LOC Hong Kong & Shanghai Banking Corp., VRDN   13,700,000  13,700,000
   15,000,000
LOUISIANA - 3.8%
Ascension Poll. Cont. Rev. Rfdg. (Borden Inc. Proj.) Series 1992, 4.25%,
LOC Credit Suisse, VRDN   20,000,000  20,000,000
Desoto Parish Poll. Cont. Participating VRDN, Series 94 W, 4.65%
(Liquidity Facility Norwest Bank) (b)   4,000,000  4,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LOUISIANA - CONTINUED
Lafayette Econ. Dev. Auth. Ind. Dev. Rev. Rfdg. (Holt County of Louisiana Proj.) 4.775%,
LOC Morgan Guaranty Trust Co., VRDN  $ 4,150,000 $ 4,150,000
Orleans Levee Dist. Rev., VRDN:
 (Cap. Recovery Funding) Series 1988 A, 4.50%, LOC Fuji Bank   14,900,000
14,900,000
 (Levee Impt.) Series 1986, 4.50%, LOC Fuji Bank   5,550,000  5,550,000
 (Pub. Impt.) Series 1986, 4.50%, LOC Fuji Bank   7,445,000  7,445,000
West Baton Rouge Parish Ind. Dist. #3 Rev. Rfdg. Bonds (Dow Chemical Co.
Proj.)
Series 1991, 3.75% 10/23/95   15,500,000  15,500,000
   71,545,000
MAINE - 0.4%
Biddeford Resource Recovery Rev. (Maine Energy Recovery Co. Proj.) Series 1985, 3.85%,
LOC Bank of America, VRDN   6,700,000  6,700,000
MARYLAND - 0.7%
Maryland Econ. Dev. Corp. Rev. Series 1995, 4.45%, LOC NationsBank, VRDN 6,000,000 6,000,000
Washington Suburban Sanitation Dist. Participating VRDN, Series 1994 F-A,
4.49%
(Liquidity Facility Citibank) (b)   7,000,000  7,000,000
   13,000,000
MASSACHUSETTS - 0.3%
Commonwealth of Massachusetts Gen. Oblig. Participating VRDN, Series
CR-147, 4.49%
(Liquidity Facility Citibank) (b)   6,400,000  6,400,000
MICHIGAN - 2.4%
Dearborn Econ. Dev. Corp. Ltd. Oblig. Rev. (Oakbrook Common)
Series 1993 4.40%, LOC Mellon Bank, VRDN   2,300,000  2,300,000
Detroit Tax Increment Fin. Auth. Rev. (Central Ind. Park Proj.) Series A,
4.35%,
LOC Citibank, VRDN   4,200,000  4,200,000
Michigan Muni. Bond Auth. RAN Series 1995 B, 4.50% 7/3/96   39,000,000
39,198,222
   45,698,222
MINNESOTA - 3.2%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co. Sherburne Co. Gen.
#3)
Series1993-B, 3.75% tender 10/11/95   18,800,000  18,800,000
Bloomington Multi-Family Hsg. Rev. Rfdg. (Crow/Bloomington Apts. Proj.)
4.50%,
LOC Citibank, VRDN   8,305,000  8,305,000
Dakota County Hsg. & Redev. Auth. Multi-Family Hsg. Rev.
(Southview Gables Apts. Proj.) 4.30%, VRDN   9,075,000  9,075,000
Mendota Heights Hsg. Mtg. Multi-Family Hsg. Rev. (Lexington Heights Apt.
Proj.)
Series1991 A, 4.55%, LOC Sumitomo Bank, VRDN   3,420,000  3,420,000
Minnesota Gen. Oblig. Participating VRDN, BTP-99, 4.60%, (BPA Bankers
Trust) (b)   7,710,000  7,710,000
St. Louis Park Health Care Facs. Participating VRDN, Series 94-U,
4.65% (Liquidity Facility Norwest Bank) (b)   2,500,000  2,500,000
St. Paul Port Auth. Tax Increment Bonds (Westgate Office & Ind. Ctr. Proj.)

Series 1991, 4.05%, LOC First Nat'l. Bank of Minnesota, VRDN   4,200,000
4,200,000
University of Minnesota Series 1991 B, 3.75% 11/16/95 CP   6,500,000
6,500,000
   60,510,000
MISSISSIPPI - 0.5%
Harrison County Poll. Cont. Rev. Rfdg. (Mississippi Pwr. Co. Proj.) Series
1992, 4.40%, VRDN   8,750,000  8,750,000
MISSOURI - 1.0%
Columbia Spl. Oblig. Ins. Reserve Series 1988 A, 4.40%,
LOC Toronto-Dominion Bank, VRDN   3,000,000  3,000,000
Missouri Envir. Impt. & Energy Auth. Poll. Cont. Rev. Bonds (Union County Elec. Co.)
Series 1985 B, 3.45% tender 12/5/95, LOC West Deutsche Landesbank
8,000,000  8,000,000
University of Missouri RAN Series 1995-96, 4.75% 6/28/96   7,000,000
7,052,601
   18,052,601
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MONTANA - 0.2%
Montana Board of Investments Variable Rate Payroll Tax Rev. (Workers Comp.
Prog.)
Series 1993, 4.40%, VRDN  $ 4,400,000 $ 4,400,000
NEBRASKA - 0.1%
Omaha Pub. Pwr. Dist. Elec. Sys. Participating VRDN, Series 1993 D, 4.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   2,530,000  2,530,000
NEVADA - 0.2%
Nevada Hsg. Div. Multi Family Hsg. Rev. (Park Vista Apts. Proj.) Series 1991 A, 4.50%,
LOC Sumitomo Trust & Banking, VRDN   3,700,000  3,700,000
NEW HAMPSHIRE - 0.3%
New Hampshire Higher Edl. & Health Facs. Auth. Rev. (VHA of New England),
VRDN:
 Series 1985 C, 4.20% (AMBAC Insured) (BPA First Nat'l. Bank of Chicago) 1,700,000 1,700,000
 Series 1985 F, 4.20% (AMBAC Insured) (BPA First Nat'l. Bank of Chicago) 1,250,000 1,250,000
New Hampshire Ind. Dev. Auth. Resource Recovery Rev. Bonds (Claremont Co. LP Proj.)
Series 1985, 4%, tender 1/1/96 (MBIA Insured)   3,205,000  3,205,000
   6,155,000
NEW JERSEY - 1.0%
New Jersey Bldg. Auth. Participating VRDN, Series BTP-6, 4.65% (BPA Bankers
Trust) (b)   11,861,200  11,861,200
New Jersey Gen. Oblig. Participating VRDN, Series 943005, 4.44% (Liquidity
Facility Citibank) (b)   7,400,000  7,400,000
   19,261,200
NEW MEXICO - 0.5%
Albuquerque Hosp. Rev. (Sisters of Charity Healthcare) 4.35%
(Liquidity Facility Dresdner Bank), VRDN   9,600,000  9,600,000
NEW YORK - 3.5%
New York City Gen. Oblig., VRDN:
 Series 1995 F-3, 4.45%, LOC Industrial Bank of Japan   11,300,000
11,300,000
 Series 1995 F-4, 4.35%, LOC Landesbank Hessen-Thuringen   14,500,000
14,500,000
 Series 1995 F-5, 4.45%, LOC Mitsubishi Bank   5,500,000  5,500,000
New York City Gen. Oblig.:
 RAN Series 1996 B, 4.75% 6/28/96, LOC Bank of Nova Scotia   13,000,000
13,074,120
 TAN 4.50% 2/15/96   21,400,000  21,464,887
   65,839,007
NORTH CAROLINA - 1.0%
North Carolina Med. Care Commission Hosp. Rev. (Park Ridge Hosp.) Series 1988, 4.35%,
LOC NationsBank of Florida, VRDN   5,200,000  5,200,000
North Carolina Med. Care Commission Rev. (Moses H. Cone Mem. Hosp. Proj.)
4.40%,
LOC Wachovia Nat'l. Bank of North Carolina, VRDN   2,500,000  2,500,000
Wake County Ind. Facs. & Poll. Cont. Fing. Auth. Rev. (Carolina Pwr. & Lt.
Co.):
 Series 1985, 4.50%, LOC Sumitomo Bank, VRDN   7,700,000  7,700,000
 Series 1985 B, 4.50%, LOC Sumitimo Bank, VRDN   2,800,000  2,800,000
   18,200,000
OKLAHOMA - 0.4%
Tulsa Ind. Dev. Auth. Univ. Rev. (Univ. of Tulsa Proj.), VRDN:
 Series 1985, 4.65%, LOC Fuji Bank   4,000,000  4,000,000
 Series A, 4.65%, LOC Fuji Bank   3,000,000  3,000,000
   7,000,000
OREGON - 0.7%
Multnomah County TRAN 4.50% 6/28/96   11,000,000  11,062,626
Oregon Veterans Welfare Hsg. Rev. Series 1973 G, 4.50%, LOC Fuji Bank, VRDN
 2,500,000  2,500,000
   13,562,626
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PENNSYLVANIA - 3.5%
Allegheny County Hosp. Redev. Auth. Health Facs. Rev. (Central Blood Bank
Proj.)
Series 1992, 4.50%, LOC PNC Bank, VRDN  $ 2,225,000 $ 2,225,000
Allegheny County Ind. Dev. Auth. Rev. Rfdg. (N. Versailles Shopping Ctr.) Series 1992, 4.45%,
LOC Bank One of Columbus, VRDN   3,805,000  3,805,000
Allentown Redev. Auth. Multi-Family Hsg. Rev. Rfdg. (Arcadia Assoc. Proj.)
Series 1990, 4.55%, LOC Sumitomo Bank, VRDN   3,300,000  3,300,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Ohio Edison Mansfield
Proj.)
Series 1992 A, 3.45% tender 10/1/95, LOC Barclays Bank   3,700,000
3,700,000
Berks County Ind. Dev. Auth. Rev. (Lutheran Home at Topton Proj.) Series 1993 B, 4.375%,
LOC Meridian Bank VRDN   9,000,000  9,000,000
Delaware Valley Reg'l. Fin. Auth. Local Gov't. Rev., VRDN:
 Series 1985 B, 4.50%, LOC Hong Kong & Shanghai Banking Corp.   6,100,000
6,100,000
 Series 1985 C, 4.50%, LOC Marine Midland Bank   3,200,000  3,200,000
 Series 1986, 4.50%, LOC Hong Kong & Shanghai Banking Corp.   4,000,000
4,000,000
Emmaus Gen. Auth. Local Gov't. Rev. Series 1989C-10, 4.60% (Liquidity
Facility Fuji Bank)   10,000,000  10,000,000
Lehigh County Ind. Dev. Auth. Rev. (The Keebler Co.) Series 1992, 4.40%,
LOC Wachovia Bank, VRDN   5,140,000  5,140,000
Pennsylvania Econ. Dev. Auth. Rev. (Foxdale Village Proj.) Series 1989 C,
4.50%,
LOC PNC Bank, VRDN   2,300,000  2,300,000
Philadelphia Gen. Oblig. Bonds Series 1990, 3.90% tender 10/19/95, LOC Fuji
Bank    7,000,000  7,000,000
Philadelphia Redev. Auth. School Rev. (School for the Deaf) 4.45%, LOC Fuji
Bank, VRDN   1,095,000  1,095,000
South Fork Muni. Auth. Hosp. Rev. (Lee Hosp. Proj.) Series 1993 B, 4.75%,
LOC PNC Bank, VRDN   5,210,000  5,210,000
   66,075,000
RHODE ISLAND - 0.5%
Rhode Island TAN 4.50% 6/28/96, LOC Union Bank of Switzerland   9,000,000
9,052,606
SOUTH CAROLINA - 5.1%
South Carolina Jobs Econ. Dev. Auth. Healthcare Facs. Rev. (The Methodist Home Proj.)
Series 1994, 4.50%, LOC NationsBank of South Carolina, VRDN   4,000,000
4,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Charleston Oxford) Series 1990 B, 4.75% (Continental Casualty Guaranteed) 10,180,000 10,180,000
 (Greenville Oxford) Series 1990 A, 4.75% (Continental Casualty Guaranteed) 4,855,000 4,855,000
 (Richland Oxford) Series 1990 C, 4.75% (Continental Casualty Guaranteed) 5,130,000 5,130,000
South Carolina Pub. Svc. Auth. Rev., CP:
 3.80% 10/23/95   16,000,000  16,000,000
 3.75% 10/24/95   13,350,000  13,350,000
 3.75% 10/25/95   13,000,000  13,000,000
 3.75% 10/26/95   12,400,000  12,400,000
 3.75% 11/16/95   15,000,000  15,000,000
Walhalla Rev. Rfdg. (Avondale Mills Inc. Proj.) Series 1990, 4.40%,
LOC SunTrust Bank, VRDN   3,300,000  3,300,000
   97,215,000
SOUTH DAKOTA - 0.6%
South Dakota Health & Edl. Facs. Auth. Rev., VRDN:
 Rfdg. (Sioux Valley Hosp.) Series 1992 A,4.40%   4,700,000  4,700,000
 (McKennan Hosp.) Series 1994, 4.50% (MBIA Insured)   7,000,000  7,000,000
   11,700,000
TENNESSEE - 2.6%
Jackson Hsg. Facs. Board Multi-Family Hsg. Rev. Rfdg.
(Post House North Apts. Proj.) 4.50%, LOC Southtrust Bank, VRDN   3,845,000
3,845,000
Knox County Health Edl. & Hsg. Facs. Board Rev. (Webb School Knoxville Proj.) 4.40%,
LOC Third Nat'l. Bank of Nashville, VRDN   4,030,000  4,030,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TENNESSEE - CONTINUED
Metropolitan Nashville & Davidson County Gen. Oblig. Participating VRDN, Series CR-169, 4.44%, (Liquidity Facility Citibank) (b) $ 6,140,000 $ 6,140,000
Metropolitan Nashville & Davidson County Health. Facs. Rev. (Richland Place Inc. Proj.) 4.40%,
LOC Societe Generale, VRDN   1,400,000  1,400,000
Metropolitan Nashville & Davidson County Ind. Dev. Board Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Belle Valley Apts.) Series 1989, 4.55%, LOC Sumitomo Bank   4,680,000
4,680,000
 (Graybrook) 4.55%, LOC Sumitomo Bank   6,710,000  6,710,000
Montgomery County Pub. Bldg. Auth. Adj. Rate Pooled Fing. Rev. Series 1995,
4.45%,
LOC NationsBank of Tennessee, VRDN   12,000,000  12,000,000
Nashville & Davidson County Health & Ed. Facs. Board Multi-Family Hsg. Rev.

(Brentwood Oaks Apts.) 4.15%, VRDN   4,000,000  4,000,000
Tennessee Local Dev. Auth. BAN 4.75% 5/31/96   6,200,000  6,235,637
   49,040,637
TEXAS - 10.5%
Amarillo Health Fac. Corp. (Panhandle Pooled Health Loan Prog.) Series 1985, 4.40%,
LOC Banque Paribas, VRDN   13,400,000  13,400,000
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 4.90%,
LOC Household Bank, VRDN   6,000,000  6,000,000
Bexar County Hsg. Fin. Corp. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Fountainhead I Proj.) Series 1992 A, 4.50% (Continental Casualty
Guaranteed)   3,880,000  3,880,000
 (Fountainhead II Proj.) Series 1992 A, 4.50% (Continental Casualty
Guaranteed)   8,070,000  8,070,000
Brazos River Hbr. Auth. Nav. Dist. Bonds Series 1990, 3.85% tender 10/26/95
 6,550,000  6,550,000
Central Waco Dev. Corp. Ind. Dev. Rev. Rfdg. (HE Butt Grocery Proj.) Series 1992, 4.50%,
LOC Texas Commerce Bank of Houston, VRDN   2,500,000  2,500,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind. Inc. Proj.) Series
1992, 4.45%, VRDN   5,000,000  5,000,000
Goose Creek Cons. Ind. School Dist. TRAN 4.28% 8/31/96 (c)   2,500,000
2,500,000
Guadalupe-Blanco River Auth. Ind. Dev. Rev. (BOC Group Inc. Proj.) Series 1993, 4.40%,
LOC Wachovia Bank of Georgia, VRDN   12,400,000  12,400,000
Houston Hsg. Fin. Corp. Single-Family Mtg. Participating VRDN, Series PT-1,
4.50%
(FSA Insured) (Liquidity Facility Banque Nationale de Paris) (b)
5,900,000  5,900,000
Lower Colorado River Auth. Participating VRDN:
 Series 85, BTP-36, 4.60% (Liquidity Facility Bankers Trust) (b)
4,039,200  4,039,200
 Series B, BTP-59, 4.23% (AMBAC Insured) (Liquidity Facility Automatic Data
Processing Inc.) (b)   8,200,000  8,200,000
North Central Texas Health Facs. Dev. Corp. Hosp. Rev. Bonds (Methodist Hosp of Dallas)
Series 1991 A, 3.90% tender 10/10/95, (MBIA Insured)   3,000,000  3,000,000
San Antonio Elec. & Gas Sys. Rev. Series A, CP:
 3.75% 11/15/95   7,200,000  7,200,000
 3.75% 11/20/95   16,200,000  16,200,000
Silsbee Health Facs. Dev. Corp. Hosp. Rev. (Silsbee Doctor's Hosp.) Series 1984, 4.40%,
LOC Citibank, VRDN   3,500,000  3,500,000
Tarrant County Health Facs. Dev. Corp. Hosp. Rev. (Harris Methodist Health
Sys.)
Series 1988, 4.60%, LOC Fuji Bank, VRDN   3,800,000  3,800,000
Texas A&M Univ. Participating VRDN, BTP-15, 4.65% (BPA Bankers Trust) (b) 5,445,000 5,445,000
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN, Series PT-9,
4.50%
(Liquidity Facility Dai-Ichi Kangyo Bank Ltd.) (b)   5,135,000  5,135,000
Texas Health Facs. Dev. Corp. Rev. (Ft. Worth-Cook Children's Hosp.) Series 1985, 4.40%,
LOC Societe Generale, VRDN   1,300,000  1,300,000
Texas Gen. Oblig. TRAN Series 1995 A, 4.75% 8/30/96   5,800,000  5,834,667
Texas Pub. Ed. Fin. Auth. Participating VRDN, Series CR-170, 4.44%
(Liquidity Facility Citibank) (b)   5,000,000  5,000,000
Texas Pub. Fin. Auth. Rev. Series 1993 A, 3.75% 11/2/95, CP   25,000,000
25,000,000
Texas Muni. Pwr. Agcy. BAN 3.75% 11/16/95 (Liquidity Facility Morgan
Guaranty Trust Co.)   9,950,000  9,950,000
Tyler Health Facs Dev. Corp. Hosp. Rev. Bonds (Texas Med. Center Reg'l. Healthcare Proj.)
Series 1993 C, 3.85% tender 10/10/95, LOC Banque Paribas   7,000,000
6,999,394
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TEXAS - CONTINUED
University of Texas Rev. Fing. Sys. Series A, CP:
 3.70% 10/18/95  $ 6,300,000 $ 6,300,000
 3.70% 11/16/95   16,920,000  16,920,000
   200,023,261
UTAH - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds:
 Series 1985 E, 3.85% tender 6/17/96 (BPA Bank of America)   9,000,000
9,000,000
 Series 1985-F, 3.80% tender 6/17/96 (BPA Bank of America)   4,600,000
4,600,000
   13,600,000
VERMONT - 0.1%
Vermont Student Assistance Corp. Student Loan Rev. Series 1985, 3.90%,
LOC Nat'l. Westminster Bank PLC, VRDN   1,325,000  1,325,000
VIRGINIA - 3.5%
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev.:
 Bonds (Virginia Elec. Pwr. Co. Proj.) Series B, 4.25% tender 10/6/95 2,000,000 2,000,000
 Rfdg. (Philip Morris Co. Inc. Proj.) Series 1992, 4.40%, VRDN   10,000,000
10,000,000
Harrisonburg Redev. & Hsg. Auth. Multi-Family Hsg. Rev. (Misty Ridge Proj.)

Series 1991 A, 4.40%, LOC Banc One of Columbus, VRDN   5,555,000  5,555,000
Louisa County Ind. Dev. Auth. Adj. Rate Pooled Fin. Rev. Series 1995,
4.45%,
LOC NationsBank of Virginia, VRDN   10,000,000  10,000,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1985, 3.75%
tender 10/12/95 (BPA Bank of New York)   26,385,000  26,385,000
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev., VRDN:
 (Windsor at Fieldstone Proj.) 4.45%, LOC NationsBank of Virginia
7,426,000  7,426,000
 (Windsor at Potomac Vista Proj.) 4.45%, LOC NationsBank of Virginia 1,003,000 1,003,000
Williamsburg Ind. Dev. Auth. Museum Rev. (Williamsburg Foundation) 4.45%,
LOC Sanwa Bank Ltd., VRDN   3,604,000  3,604,000
York County Ind. Dev. Rev. Rfdg. (Philip Morris Co. Inc. Proj.) Series
1992, 4.40%, VRDN   1,000,000  1,000,000
   66,973,000
WASHINGTON - 5.9%
Seattle Ind. Dev. Corp. Ind. Rev. Rfdg. (Longview Fibre Co. Proj.) Series 1988, 4.40%,
LOC ABN-AMRO Bank, VRDN   2,500,000  2,500,000
Washington Gen. Oblig. Participating VRDN (b):
 Series R-92A, BTP-125, 4.60% (BPA Bankers Trust)   9,575,000  9,575,000
 Series 1993 C-A, 4.49% (Liquidity Facility Citibank)   21,700,000
21,700,000
 Series 1995 A, 4.45% (Liquidity Facility Internationale Nederlanden Bank) 5,500,000 5,500,000
 Series SG-37, 4.50% (Liquidity Facility Societe Generale)   7,000,000
7,000,000
Washington Pub. Pwr. Supply Sys. Rev. Rfdg., VRDN:
 (Nuclear Proj. #1) Series 1993-1A2, 4.45%, LOC Industrial Bank of Japan 13,580,000 13,580,000
 Series 1993-3A1, 4.40%, LOC Bank of America   31,140,000  31,140,000
Washington Pub. Pwr. Supply Sys. Rfdg. Elec. Rev., Series 1993 3A-2, 4.45%,

LOC Industrial Bank of Japan, VRDN   20,785,000  20,785,000
   111,780,000
WEST VIRGINIA - 0.3%
Kanawha County Commercial Dev. Rev. Rfdg. (McJunkin Corp. Proj.) Series 1991, 4.50%,
LOC NationsBank of North Carolina, VRDN   4,935,000  4,935,000
WISCONSIN - 2.3%
Janesville Ind. Dev. Rev. Rfdg. (Senca Foods Corp. Proj.) Series 1992,
4.45%,
LOC ABN-AMRO Bank, VRDN   7,710,000  7,710,000
Milwaukee Ind. Dev. Rev. (Longview Fiber Co.) Series 1987, 4.40%,
LOC ABN-AMRO Bank, VRDN   1,960,000  1,960,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
WISCONSIN - CONTINUED
Milwaukee Redev. Auth. Dev. Rev. (Bradley Ctr. Parking Facs. Proj.) Series 1986, 4.30%,
LOC Nat'l. Westminster Bank PLC, VRDN  $ 2,700,000 $ 2,700,000
Wisconsin Health & Ed. Facs. Auth Health Facs Rev. (SSM Healthcare Proj.)
Series 1990A, 4.70%, LOC Industrial Bank of Japan, VRDN   6,300,000
6,300,000
Wisconsin Operating TRAN Series 1995, 4.50% 6/17/96   25,800,000
25,955,678
   44,625,678
WYOMING - 0.0%
Sweetwater County Poll. Cont. Rev. Rfdg. (Pacific Corp.) Series 1990 A,
4.35%,
LOC Credit Suisse, VRDN   200,000  200,000
MULTIPLE STATES - 1.7%
Clipper Tax-Exempt Trust Participating VRDN, Series 1993-1A, 4.22%
(Liquidity Facility State Street Bank & Trust Co.) (b)   30,300,000
30,300,000
NCNB Tax-Exempt Trust Participating VRDN, Series 1990 A, 4.375%,
LOC NationsBank of North Carolina (b)   2,175,000  2,175,000
   32,475,000
TOTAL INVESTMENTS - 100%  $ 1,899,017,537
Total Cost for Income Tax Purposes  $ 1,898,982,859

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goose Creek Consolidated
 Independent School Dist. Adj.
 Rate TRAN
 4.28% 8/31/96: 9/26/95 $ 2,500,000
INCOME TAX INFORMATION
At March 31, 1995, the fund had a capital loss carryforward of approximately $528,000 which will expire on March 31, 1996.
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995 (UNAUDITED)

633.ASSETS                                                                634.           635.

636.Investment in securities, at value - See accompanying schedule        637.           $ 1,899,017,537

638.Receivable for investments sold                                       639.            11,084,562

640.Interest receivable                                                   641.            11,411,485

642.Receivable from investment adviser for expense reductions             643.            159,161

644. 645.TOTAL ASSETS                                                     646.            1,921,672,745

647.LIABILITIES                                                           648.           649.

650.Payable to custodian bank                                             $ 100,405      651.

652.Payable for investments purchased                                      146,915,913   653.

654.Distributions payable                                                  4,198,773     655.

656.Accrued management fee                                                 318,290       657.

658.Other payables and accrued expenses                                    209,838       659.

660. 661.TOTAL LIABILITIES                                                662.            151,743,219

663.664.NET ASSETS                                                        665.           $ 1,769,929,526

666.Net Assets consist of:                                                667.           668.

669.Paid in capital                                                       670.           $ 1,770,159,779

671.Accumulated net realized gain (loss) on investments                   672.            (264,819)

673.Unrealized gain from accretion of market discount                     674.            34,566

675.676.NET ASSETS, for 1,770,159,779 shares outstanding                  677.           $ 1,769,929,526

678.679.NET ASSET VALUE, offering price and redemption price per share    680.            $1.00
($1,769,929,526 (divided by) 1,770,159,779 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

681.682.INTEREST INCOME                                                             683.          $ 40,138,746

684.EXPENSES                                                                        685.          686.

687.Management fee                                                                  $ 2,027,942   688.

689.Transfer agent, accounting and custodian fees and expenses                       398,447      690.

691.Non-interested trustees' compensation                                            5,931        692.

693.Registration fees                                                                155,958      694.

695.Audit                                                                            25,343       696.


697.Legal                                                                            13,345       698.


699.Miscellaneous                                                                    15,160       700.

701. Total expenses before reductions                                                2,642,126    702.

703. Expense reductions                                                              (713,320)     1,928,806

704.705.NET INTEREST INCOME                                                         706.           38,209,940

707.REALIZED AND UNREALIZED GAIN (LOSS)                                             709.           92,310
708.Net realized gain (loss) on investment securities

710.Increase (decrease) in net unrealized gain from accretion of market discount    711.           25,594

712.713.NET GAIN (LOSS)                                                             714.           117,904

715.716.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        717.          $ 38,327,844


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS          TEN MONTH
                                                                                      ENDED               PERIOD ENDED
                                                                                      SEPTEMBER 30, 199   MARCH 31,
                                                                                      5                   1995
                                                                                      (UNAUDITED)

718.INCREASE (DECREASE) IN NET ASSETS

719.Operations                                                                        $ 38,209,940        $ 60,608,989
Net interest income

720. Net realized gain (loss)                                                          92,310              321,344

721. Increase (decrease) in net unrealized gain from accretion of market discount      25,594              1,959

722.                                                                                   38,327,844          60,932,292
723.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

724.Distributions to shareholders from net interest income                             (38,209,940)        (60,608,989)

725.Share transactions at net asset value of $1.00 per share                           5,374,285,539       10,940,563,835
Proceeds from sales of shares

726. Reinvestment of distributions from net interest income                            9,830,608           13,089,613

727. Cost of shares redeemed                                                           (5,491,119,136)     (11,467,825,372)

728.729.                                                                               (107,002,989)       (514,171,924)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

730.                                                                                   (106,885,085)       (513,848,621)
731.TOTAL INCREASE (DECREASE) IN NET ASSETS

732.NET ASSETS                                                                        733.                734.

735. Beginning of period                                                               1,876,814,611       2,390,663,232

736. End of period                                                                    $ 1,769,929,526     $ 1,876,814,611


FINANCIAL HIGHLIGHTS



                                      SIX MONTHS      TEN MONTH     YEARS ENDED MAY 31,
                                      ENDED           PERIOD
                                      SEPTEMBER 30,   ENDED
                                      1995            MARCH 31,

                                      (UNAUDITED)     1995          1994                  1993          1992          1991

737.SELECTED PER-SHARE DATA

738.Net asset value, beginning of
period                                $ 1.000         $ 1.000       $ 1.000               $ 1.000       $ 1.000       $ 1.000

739.Income from Investment Operations  .019            .027          .024                  .026          .040          .053
Net interest income

740.Less Distributions                 (.019)          (.027)        (.024)                (.026)        (.040)        (.053)
From net interest income

741.Net asset value, end of period    $ 1.000         $ 1.000       $ 1.000               $ 1.000       $ 1.000       $ 1.000

742.TOTAL RETURN B                    1.91%           2.74%         2.44%                 2.66%         4.02%         5.40%

743.RATIOS AND SUPPLEMENTAL DATA

744.Net assets, end of period
(000 omitted)                         $ 1,769,930     $ 1,876,815   $ 2,390,663           $ 2,239,031   $ 2,556,995   $ 2,116,841

745.Ratio of expenses to average net   .19%            .18%          .18%                  .18%          .18%          .18%
assets                                A               A

746.Ratio of expenses to average net   .26%            .26%          .24%                  .24%          .25%          .23%
assets                                A               A
before expense reductions

747.Ratio of net interest income to
average                               3.77%           3.20%         2.41%                 2.62%         3.90%         5.28%
                                      A               A
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. DAILY MONEY FUND: TREASURY ONLY

INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 100.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 50.7%
10/5/95 5.73% $ 50,269,000 $ 50,237,637
10/12/95 5.51  44,429,000  44,355,216
10/19/95 5.24  21,093,000  21,037,895
10/19/95 5.47  900,000  897,565
10/19/95 5.52  25,000,000  24,931,625
10/19/95 5.53  11,723,000  11,691,026
10/19/95 5.57  2,590,000  2,582,904
10/19/95 5.58  12,095,000  12,061,799
10/19/95 5.65  1,158,000  1,154,798
10/19/95 6.07  5,046,000  5,031,178
10/26/95 5.51  65,076,000  64,830,524
11/2/95 5.45  400,000  398,085
11/2/95 5.48  5,283,000  5,257,595
11/2/95 5.53  25,000,000  24,878,666
11/9/95 5.25  12,712,000  12,640,182
11/9/95 5.30  6,973,000  6,933,190
11/9/95 5.50  17,836,000  17,731,273
11/9/95 5.51  26,938,000  26,779,537
11/9/95 5.55  25,000,000  24,851,719
11/16/95 5.36  18,105,000  17,981,926
11/16/95 5.49  7,420,000  7,368,660
11/16/95 5.51  40,000,000  39,722,978
12/7/95 5.27  51,077,000  50,581,262
12/14/95 5.28  47,261,000  46,753,889
12/14/95 5.37  97,323,000  96,263,721
12/21/95 5.32  29,355,000  29,008,244
TOTAL U.S. TREASURY BILLS   645,963,094
U.S. TREASURY NOTES - 49.3%
10/15/95 5.49  10,812,000  10,823,826
10/15/95 5.50  35,928,000  35,966,929
10/15/95 5.54  34,362,000  34,398,288
10/15/95 5.69  20,000,000  20,020,427
10/15/95 5.71  14,884,000  14,899,080
10/31/95 5.44  251,000  250,644
10/31/95 5.49  21,535,000  21,504,317
10/31/95 5.50  14,885,000  14,863,354
10/31/95 5.55  2,003,000  2,000,070
11/15/95 5.41  41,700,000  41,674,039
11/15/95 5.48  17,011,000  17,067,777
11/15/95 5.49  10,000,000  9,993,223
11/15/95 5.50  18,789,000  18,775,868
11/15/95 5.60  10,000,000  10,044,344
11/30/95 5.47  6,471,000  6,457,106
11/30/95 5.54  27,955,000  27,891,451
1/15/96 5.56  3,233,000  3,264,589
1/31/96 5.51  15,333,000  15,418,354

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES - CONTINUED
1/31/96 5.71% $ 4,460,000 $ 4,432,909
1/31/96 5.73  2,534,000  2,518,348
2/15/96 5.50  16,000,000  16,123,020
2/15/96 5.64  21,730,000  21,896,218
2/15/96 5.65  10,000,000  10,112,266
2/15/96 5.67  33,624,000  33,877,287
2/29/96 5.49  6,959,000  7,008,006
2/29/96 5.50  41,428,000  41,751,052
2/29/96 5.51  429,000  427,214
2/29/96 5.53  1,808,000  1,800,173
2/29/96 5.54  34,913,000  35,181,164
2/29/96 5.55  2,039,000  2,054,483
2/29/96 5.56  4,915,000  4,894,995
2/29/96 5.57  30,000,000  29,863,674
2/29/96 5.58  4,579,000  4,558,054
3/31/96 5.36  30,000,000  30,301,610
3/31/96 5.37  8,733,000  8,820,405
3/31/96 5.39  35,000,000  35,346,359
4/30/96 5.60  2,646,000  2,642,119
4/30/96 5.61  25,000,000  25,253,949
4/30/96 5.62  4,530,000  4,575,404
TOTAL U.S. TREASURY NOTES   628,752,395
TOTAL INVESTMENTS - 100%  $ 1,274,715,489
Total Cost for Income Tax Purposes  $ 1,274,715,489

INCOME TAX INFORMATION
At March 31, 1995, the fund had a capital loss carryforward of approximately $184,000 of which $22,000 and $162,000 will expire on March 31, 2001 and 2002, respectively.
DAILY MONEY FUND: TREASURY ONLY

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995 (UNAUDITED)

748.ASSETS                                                                749.          750.

751.Investment in securities, at value - See accompanying schedule        752.          $ 1,274,715,489

753.Receivable for investments sold                                       754.           60,814,000

755.Interest receivable                                                   756.           14,904,975

757. 758.TOTAL ASSETS                                                     759.           1,350,434,464

760.LIABILITIES                                                           761.          762.

763.Distributions payable                                                 $ 4,564,482   764.

765.Accrued management fee                                                 208,441      766.

767. 768.TOTAL LIABILITIES                                                769.           4,772,923

770.771.NET ASSETS                                                        772.          $ 1,345,661,541

773.Net Assets consist of:                                                774.          775.

776.Paid in capital                                                       777.          $ 1,345,646,035

778.Accumulated net realized gain (loss) on investments                   779.           15,506

780.781.NET ASSETS, for 1,345,646,035 shares outstanding                  782.          $ 1,345,661,541

783.784.NET ASSET VALUE, offering price and redemption price per share    785.           $1.00
($1,345,661,541 (divided by) 1,345,646,035 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

786.787.INTEREST INCOME                                         788.           $ 34,994,414

789.EXPENSES                                                    790.           791.

792.Management fee                                              $ 2,521,686    793.

794.Non-interested trustees' compensation                        269           795.

796. Total expenses before reductions                            2,521,955     797.

798. Expense reductions                                          (1,321,024)    1,200,931

799.800.NET INTEREST INCOME                                     801.            33,793,483

802.803.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 804.            (2,368)


805.806.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    807.           $ 33,791,115


STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS           EIGHT MONTH PERIO   YEAR
                                                                       ENDED                D                   ENDED
                                                                       SEPTEMBER 30, 1995   ENDED               JULY 31,
                                                                       (UNAUDITED)          MARCH 31,           1994
                                                                                            1995

808.INCREASE (DECREASE) IN NET ASSETS

809.Operations                                                         $ 33,793,483         $ 39,247,651        $ 36,180,457
Net interest income

810. Net realized gain (loss)                                           (2,368)              37,522              (162,127)

811.                                                                    33,791,115           39,285,173          36,018,330
812.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

813.Distributions to shareholders from net interest income              (33,793,483)         (39,247,651)        (36,180,457)

814.Share transactions at net asset value of $1.00 per share            2,183,325,567        3,322,554,603       4,258,629,047
Proceeds from sales of shares

815. Reinvestment of distributions from net interest income             7,289,663            8,674,938           9,408,877

816. Cost of shares redeemed                                            (2,111,235,892)      (3,114,152,108)     (4,266,497,201)

817.818.                                                                79,379,338           217,077,433         1,540,723
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM
SHARE TRANSACTIONS

819.                                                                    79,376,970           217,114,955         1,378,596
820.TOTAL INCREASE (DECREASE) IN NET ASSETS

821.NET ASSETS                                                         822.                 823.                824.

825. Beginning of period                                                1,266,284,571        1,049,169,616       1,047,791,020

826. End of period                                                     $ 1,345,661,541      $ 1,266,284,571     $ 1,049,169,616


FINANCIAL HIGHLIGHTS



                          SIX MONTHS      EIGHT MONTH PERI   YEARS ENDED JULY 31,                               OCTOBER 3, 1990
                          ENDED           OD                                                                    (COMMENCEME
                          SEPTEMBER 30,   ENDED                                                                 NT
                          1995            MARCH 31,                                                             OF OPERATIONS) T
                                                                                                            O
                                                                                                                JULY 31,

                          (UNAUDITED)     1995               1994                   1993          1992          1991

827.SELECTED PER-SHARE DATA

828.Net asset value,
beginning of period       $ 1.000         $ 1.000            $ 1.000                $ 1.000       $ 1.000       $ 1.000

829.Income from
Investment Operations     .028            .033               .032                   .031          .045          .055
Net interest income

830.Less Distributions    (.028)          (.033)             (.032)                 (.031)        (.045)        (.055)
From net interest income

831.Net asset value,
end of period             $ 1.000         $ 1.000            $ 1.000                $ 1.000       $ 1.000       $ 1.000

832.TOTAL RETURN B         1.91%           3.38%              3.27%                  3.10%         4.64%         5.63%

833.RATIOS AND SUPPLEMENTAL DATA

834.Net assets, end of
period (000 omitted)    $ 1,345,662     $ 1,266,285        $ 1,049,170            $ 1,047,791   $ 1,197,559   $ 705,543

835.Ratio of expenses to
average net assets     .20%            .20%A              .20%                   .20%          .20%          .03%
                       A                                                                                     A

836.Ratio of expenses
to average net assets    .42%            .42%A              .42%                   .42%          .42%          .42%
before expense reductions  A                                                                                     A

837.Ratio of net interest
income to average         5.63%           5.02%A             3.22%                  3.05%         4.43%         6.34%
net assets               A                                                                                     A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS. NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury, Treasury II, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios (a trust). Treasury Only is a fund of Daily Money Fund (a trust). Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios (a trust). Each trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares. On February 8, 1995, the Trustees of Fidelity Institutional Tax-Exempt Cash
Portfolios: Tax-Exempt and the Trustees of Daily Money Fund: Treasury Only approved a change in the fiscal year-end of each fund to March 31.
Each fund of Fidelity Institutional Cash Portfolios currently offers two classes of shares, Class A and Class B, each of which has equal rights as to assets and voting privileges except that each class bears different distribution and transfer agent expenses and certain registration fees. Each class has exclusive voting rights with respect to its distribution plans. As of September 30, 1995, Class B shares were not operational for the Treasury fund.
The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For Tax-Exempt, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
ALLOCATED EARNINGS AND EXPENSES. FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
Interest income, expenses (other than expenses incurred under the Distribution and Service Plan, Transfer Agent Agreement and certain registration fees for each class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.
TREASURY ONLY: Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. Treasury, Government, Domestic, Money Market and Tax-Exempt are permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to$13,304,623 or 1.25% of net assets for Treasury, $30,253,698 or 0.9% of net assets for Government, $30,999,617 or 3.6% of net assets for Domestic, $183,993,676 or 3.3% of net assets for Money Market and $2,500,000 or 0.1% of net assets for Tax-Exempt.
3. JOINT TRADING ACCOUNT.
At the end of the period, the following funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $412,221,685 at 6.46 %, $161,747,225 at 6.47% and $114,822,031 at 6.49% for Treasury, $306,774,433 at 6.47% and
$3,961,133,891 at 6.47% for Treasury II, and $268,362,979 at 6.49% and
$1,265,252,198 at 6.59% for Government. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
TREASURY:
DATED SEPTEMBER 29, 1995, DUE OCTOBER 2, 1995 AT 6.46
Number of dealers or banks 21
Maximum amount with one dealer or bank 20.5%
Aggregate principal amount of agreements $17,444,261,000
Aggregate maturity amount of agreements $17,453,647,241
Aggregate market value of collateral $17,866,421,388
Coupon rates of collateral 0% to 15.75%
Maturity dates of collateral 9/30/95 to 8/15/25
TREASURY AND TREASURY II:
DATED SEPTEMBER 29, 1995, DUE OCTOBER 2 1995 AT 6.47
Number of dealers or banks 4
Maximum amount with one dealer or bank 32.3%
Aggregate principal amount of agreements $620,000,000
Aggregate maturity amount of agreements $620,334,525
Aggregate market value of collateral $632,848,838
Coupon rates of collateral 0.0% to 9.375%
Maturity dates of collateral 10/31/95 to 11/15/24
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
TREASURY II:
DATED SEPTEMBER 29, 1995, DUE OCTOBER 2 1995 AT 6.47
Number of dealers or banks 6
Maximum amount with one dealer or bank 34.0%
Aggregate principal amount of agreements $5,782,000,000
Aggregate maturity amount of agreements $5,785,116,483
Aggregate market value of collateral $5,915,324,772
Coupon rates of collateral 0.0% to 9.25%
Maturity dates of collateral 10/31/95 to 11/15/24
TREASURY AND GOVERNMENT:
DATED SEPTEMBER 29, 1995, DUE OCTOBER 2, 1995 AT 6.49
Number of dealers or banks 5
Maximum amount with one dealer or bank 33.1%
Aggregate principal amount of agreements $1,895,692,000
Aggregate maturity amount of agreements $1,896,716,670
Aggregate market value of collateral $1,938,610,377
Coupon rates of collateral 0.0% to 15.75%
Maturity dates of collateral 9/30/95 to 8/15/25
GOVERNMENT:
DATED SEPTEMBER 29, 1995, DUE OCTOBER 2 1995 AT 6.59
Number of dealers or banks 5
Maximum amount with one dealer or bank 30.3%
Aggregate principal amount of agreements $3.300,000,000
Aggregate maturity amount of agreements $3,301,811,583
Aggregate market value of collateral $3,403,308,842
Coupon rates of collateral 4% to 13.0%
Maturity dates of collateral 11/15/95 to 8/1/34
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of average net assets except for Treasury Only.
For Treasury Only, FMR pays all expenses except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets, reduced by the fees and expenses paid by the fund to the non-interested Trustees.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to each fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans of Fidelity Institutional Cash Portfolios Class B, and in accordance with Rule 12b-1 of the 1940 Act, each fund, except Government, pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on an annual rate of .32% of its average net assets. Government pays FDC at an annual rate of .25% of its average net assets. For the period,Class B of Treasury II, Government, Domestic, and Money Market paid FDC $802,056, $52,709, $62,766 and $253,898, respectively, all of which was paid to securities dealers, banks and other financial institutions for selling shares and providing shareholder support services on behalf of Treasury II, Government, Domestic, and Money Market, respectively. Effective August 1, 1995, the distribution and service fee for Class B of Treasury II, Domestic, and Money Market was decreased to .25% of average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank, n.a.(UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt. FIIOC receives account fees and asset-based fees that vary according to account size. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, FIIOC received transfer and shareholder servicing agent fees amounting to $205,350 for Tax-Exempt.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. UMB also has a sub-contract with FSC to maintain Tax-Exempt's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $237,209 for Tax-Exempt.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees payable by Class B of Fidelity Institutional Cash Portfolios) above an annual rate of .18% of average net assets for Fidelity Institutional Cash Portfolios and Tax-Exempt, and .20% of average net assets for Treasury Only. Effective July 1, 1995, the expense limitation for Fidelity Institutional Cash Portfolios (excluding Money Market) and Tax-Exempt increased to .20% of average net assets.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS. For the period, the reimbursement reduced expenses by $277,978, $1,359,131, $918,501, $296,787 and $3,056,236
for Treasury, Treasury II, Government, Domestic and Money Market, respectively.
TAX-EXEMPT. For the period, the reimbursement reduced expenses by $713,320. TREASURY ONLY. For the period, the reimbursement reduced expenses by $1,321,024.
6. BENEFICIAL INTEREST.
At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:
 FUND NUMBER OF SHAREHOLDERS % OWNERSHIP
 Treasury 3 54%
 Treasury II 1 12%
 Government 1 11%
 Domestic 2 28%
 Money Market 1 21%

7. SHARE TRANSACTIONS.
Share transactions for both classes of Treasury II, Government, Domestic and Money Market at net asset value of $1.00 per share were as follows:

TREASURY II CLASS A                                                                   SIX MONTHS          YEAR
                                                                                      ENDED               ENDED
                                                                                      SEPTEMBER 30, 199   MARCH 31,
                                                                                      5                   1995 *
                                                                                      (UNAUDITED)

Proceeds from sales of shares                                                          22,241,587,577      51,629,761,018

Reinvestment of distributions from net interest income                                 47,677,895          66,481,161

Shares redeemed                                                                        (22,128,597,543)    (51,559,646,169)

Net increase (decrease) in net assets and shares resulting from share transactions     160,667,929         136,596,010




TREASURY II CLASS B

Proceeds from sales of shares                                                          7,813,663,887      4,121,373,809

Reinvestment of distributions from net interest income                                 4,720,430          1,891,594

Shares redeemed                                                                        (7,470,022,385)    (3,542,818,006)

Net increase (decrease) in net assets and shares resulting from share transactions     348,361,932        580,447,397




GOVERNMENT CLASS A

Proceeds from sales of shares                                                          11,792,570,570      25,831,576,012

Reinvestment of distributions from net interest income                                 41,923,167          70,455,356

Shares redeemed                                                                        (11,680,859,368)    (26,344,771,188)

Net increase (decrease) in net assets and shares resulting from share transactions     153,634,369         (442,739,820)




GOVERNMENT CLASS B

Proceeds from sales of shares                                                          195,257,988      264,194,203

Reinvestment of distributions from net interest income                                 647,731          736,478

Shares redeemed                                                                        (187,261,919)    (224,408,715)

Net increase (decrease) in net assets and shares resulting from share transactions     8,643,800        40,521,966


(*) Share transactions for Government Class B are for the period April 4,1994 (commencement of sale of shares) to March 31, 1995.


DOMESTIC CLASS A

Proceeds from sales of shares                                                          3,487,982,680      7,602,650,013

Reinvestment of distributions from net interest income                                 9,370,835          11,742,701

Shares redeemed                                                                        (3,448,669,826)    (7,499,385,324)

Net increase (decrease) in net assets and shares resulting from share transactions     48,683,689         115,007,390


DOMESTIC CLASS B

Proceeds from sales of shares                                                          273,757,415        273,550,017

Reinvestment of distributions from net interest income                                 1,087,816          779,088

Shares redeemed                                                                        (259,768,224)      (247,781,428)

Net increase (decrease) in net assets and shares resulting from share transactions     15,077,007         26,547,677


(*) Share transactions for Domestic Class B are for the period July 19,1994 (commencement of sale of shares) to March 31, 1995.
7. SHARE TRANSACTIONS - CONTINUED

                                                                                      SIX MONTHS          YEAR
MONEY MARKET CLASS A                                                                  ENDED               ENDED
                                                                                      SEPTEMBER 30, 199   MARCH 31,
                                                                                      5                   1995 *
                                                                                      (UNAUDITED)

Proceeds from sales of shares                                                          24,115,515,820      46,997,530,563

Reinvestment of distributions from net interest income                                 106,427,350         141,162,693

Shares redeemed                                                                        (23,870,134,213)    (45,208,411,681)

Net increase (decrease) in net assets and shares resulting from share transactions     351,808,957         1,930,281,575


MONEY MARKET CLASS B

Proceeds from sales of shares                                                          870,600,515         1,727,673,441

Reinvestment of distributions from net interest income                                 2,516,148           10,646,994

Shares redeemed                                                                        (1,195,298,762)     (1,370,385,613)

Net increase (decrease) in net assets and shares resulting from share transactions     (322,182,099)       367,934,822


PROXY VOTING RESULTS


A special meeting of the shareholders of Fidelity Institutional Cash
Portfolios: Treasury was held on September 13, 1995. The results of votes taken among shareholders on the proposal before them are listed below. PROPOSAL
To approve an Agreement and Plan of Reorganization and Liquidation whereby Treasury II, a series of Fidelity Institutional Cash Portfolios (FICP), would acquire substantially all of the assets of FICP: Treasury, in exchange solely for Class A Shares of beneficial interest in Treasury II, and the assumption by Treasury II of FICP: Treasury's liabilities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative                662,934,583      83.770

Against                    1,436,884        .182

Abstain                    126,999,041      16.048

Broker Non-Votes           0,000,000,000    00.000

TOTAL                      791,370,509      100.00


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Burnell Stehman, VICE PRESIDENT
John Todd, VICE PRESIDENT
Scott A. Orr, VICE PRESIDENT - TAX-EXEMPT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
and
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
CUSTODIANS
Morgan Guaranty Trust Company of New York
New York, NY
 FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
 TREASURY, GOVERNMENT, DOMESTIC
 AND MONEY MARKET
 DAILY MONEY FUND: TREASURY ONLY
Bank of New York
New York, NY
 FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY II
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
* INDEPENDENT TRUSTEES